N-4	Apr. 27, 2026 USD ($) yr
Prospectus:
Document Type	N-4
Entity Registrant Name	Nationwide Variable Account-4
Entity Central Index Key	0000843075
Entity Investment Company Type	N-4
Document Period End Date	Apr. 27, 2026
Amendment Flag	false
Nationwide Destination SM Freedom+
Item 3. Key Information [Line Items]
Fees and Expenses [Text Block]
FEES, EXPENSES, AND ADJUSTMENTS (see Fee Table and Charges and Adjustments)
Are There Charges or Adjustments for Early Withdrawals?
Yes. If the Contract Owner withdraws money from the contract within 5 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 5 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000. This loss will be greater if there are taxes or tax penalties.

Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	0.85%[1]	1.05%[1]
	Underlying mutual fund fees and expenses	0.31%[2]	3.59%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[1]	0.35%[1]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge. [2] As a percentage of underlying mutual fund net assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,235.41	Highest Annual Cost Estimate: $3,942.94
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No CDSC
● No additional purchase payments, transfers or
withdrawals

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
● No CDSC
● No additional purchase payments,
transfers or withdrawals

Charges for Early Withdrawals [Text Block]
Are There Charges or Adjustments for Early Withdrawals?
Yes. If the Contract Owner withdraws money from the contract within 5 years following his/her last purchase payment, a Contingent Deferred Sales Charge (or "CDSC") may apply (see Contingent Deferred Sales Charge). The CDSC will not exceed 7% of the amount of purchase payments withdrawn, declining to 0% over 5 years.
For example, for a contract with a $100,000 investment, a withdrawal taken during the
CDSC period could result in a CDSC of up to $7,000. This loss will be greater if there are taxes or tax penalties.

Surrender Charge Phaseout Period, Years | yr	5
Surrender Charge (of Purchase Payments) Maximum [Percent]	7.00%
Surrender Charge Example Maximum [Dollars]	$ 7,000
Ongoing Fees and Expenses [Table Text Block]
Are There Ongoing Fees and Expenses?
Yes. The table below describes the fees and expenses that you may pay each year, depending on the investment options and optional benefits chosen. Please refer to your contract specifications page for information about the specific fees you will pay each year based on the options you have elected.

	Annual Fee	Minimum	Maximum
	Base Contract	0.85%[1]	1.05%[1]
	Underlying mutual fund fees and expenses	0.31%[2]	3.59%[2]
	Optional benefits available for an additional charge (for a single optional benefit, if elected)	0.20%[1]	0.35%[1]
1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge. [2] As a percentage of underlying mutual fund net assets.
Because each contract is customizable, the options elected affect how much each
Contract Owner will pay. To help you understand the cost of owning the contract, the following table shows the lowest and highest cost a Contract Owner could pay each year, based on current charges. This estimate assumes that no withdrawals are taken from the contract, which could add a CDSC that substantially increases costs.

	Lowest Annual Cost Estimate: $1,235.41	Highest Annual Cost Estimate: $3,942.94
Assumes:
● Investment of $100,000
● 5% annual appreciation
● Least expensive underlying mutual fund fees
and expenses
● No optional benefits
● No CDSC
● No additional purchase payments, transfers or
withdrawals

Assumes:
● Investment of $100,000
● 5% annual appreciation
● Most expensive combination of
optional benefits and underlying
mutual fund fees and expenses
● No CDSC
● No additional purchase payments,
transfers or withdrawals

Base Contract (of Average Annual Net Assets) (N-4) Minimum [Percent]	0.85%
Base Contract (of Average Annual Net Assets) (N-4) Maximum [Percent]	1.05%
Investment Options (of Average Annual Net Assets) Minimum [Percent]	0.31%
Investment Options (of Average Annual Net Assets) Maximum [Percent]	3.59%
Optional Benefits Minimum [Percent]	0.20%
Optional Benefits Maximum [Percent]	0.35%
Base Contract (N-4) Footnotes [Text Block]	1 As a percentage of Daily Net Assets, plus a percentage attributable to the Contract Maintenance Charge.
Investment Options Footnotes [Text Block]	2 As a percentage of underlying mutual fund net assets.
Lowest Annual Cost [Dollars]	$ 1,235.41
Highest Annual Cost [Dollars]	$ 3,942.94
Risks [Table Text Block]
RISKS
Is There a Risk of Loss from Poor Performance?	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Is this a Short-Term Investment?
No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).

A CDSC may apply for up to 5 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see
Contingent Deferred Sales Charge). The benefits of tax deferral also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).

What Are the Risks Associated with the Investment Options?
● Investment in this contract is subject to the risk of poor investment performance.
Investment experience can vary depending on the investment options chosen by the
Contract Owner.
● Each investment option has its own unique risks.
● Review the prospectuses and disclosures for the investment options before making an investment decision.
See Principal Risks.

What Are the Risks Related to the Insurance Company?
Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of
Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated
in Contacting the Service Center (see Principal Risks).

Investment Restrictions [Text Block]	Yes.● Nationwide reserves the right to add, remove, and substitute investment options available under the contract (see The Sub-Account and Underlying Mutual Funds).● Not all investment options may be available under your contract (see Appendix A: Investment Options Available Under the Contract).● Transfers between Sub-Accounts are subject to policies designed to deter short-term and excessively frequent transfers. Nationwide may restrict the form in which transfer requests will be accepted (see Transfer Restrictions).● The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations).
Key Information, Benefit Restrictions [Text Block]	Yes.● Nationwide reserves the right to discontinue offering any optional benefit. Such a discontinuance will only apply to new contracts and will not impact any contracts already in force.● The availability of certain optional benefits may vary by state.● The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations).See Benefits Under the Contract.
Tax Implications [Text Block]	● Consult with a tax professional to determine the tax implications of an investment in and payments received under this contract.● Earnings in the contract are taxed at ordinary income tax rates at the time of withdrawals and there may be a tax penalty if withdrawals are taken before the Contract Owner reaches age 59½.See Appendix C: Contract Types and Tax Information.
Investment Professional Compensation [Text Block]	Some financial professionals receive compensation for selling the contract. Compensation can take the form of commissions and other indirect compensation in that Nationwide may share the revenue it earns on this contract with the financial professional’s firm. This conflict of interest may influence a financial professional, as these financial professionals may have a financial incentive to offer or recommend this contract over another investment (see Distribution, Promotional, and Sales Expenses).
Exchanges [Text Block]	Some financial professionals may have a financial incentive to offer an investor a new contract in place of the one he/she already owns. An investor should only exchange his/her contract if he/she determines, after comparing the features, fees, and risks of both contracts, and any fees or penalties to terminate the existing contract, that it is preferable for him/her to purchase the new contract, rather than to continue to own the existing one (see Replacements and Distribution, Promotional, and Sales Expenses).
Item 4. Fee Table [Line Items]
Item 4. Fee Table [Text Block]	Fee Table The following tables describe the fees, expenses, and adjustments that a Contract Owner will pay when buying, owning, and surrendering or making withdrawals from an investment option or from the contract. Please refer to the contract specifications page for information about the specific fees the Contract Owner will pay each year based on the options elected. The first table describes the fees and expenses a Contract Owner will pay at the time the Contract Owner buys the contract, surrenders or makes withdrawals from an investment option or from the contract, or transfers Contract Value between investment options. State premium taxes may also be deducted.
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%
The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Maximum Administrative Expense[1]	$50
Base Contract Expenses[2] (assessed as an annualized percentage of Daily Net Assets)	1.00%
Optional Benefit Expenses[3] (assessed as an annualized percentage of Daily Net Assets)
No CDSC Option ("C Schedule Option") Charge	0.35%[4]
Optional Death Benefits[5]
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.[2]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.[3]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments).[4]The charge associated with this option is assessed for the life of the contract.[5]Only one death benefit option may be elected.The next item shows the minimum and maximum total operating expenses charged by the underlying mutual funds that the Contract Owner may pay periodically during the life of the contract. Expenses shown may change over time and may be higher or lower in the future. A complete list of the underlying mutual funds available under the contract, including their annual expenses, may be found in Appendix A: Investment Options Available Under the Contract.
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.31%	3.59%
Example This Example is intended to help Contract Owners compare the cost of investing in the Sub-Accounts with the cost of investing in other annuity contracts that offer variable investment options. These costs include transaction expenses, annual contract expenses, and annual underlying mutual fund expenses. The Example assumes: •a $100,000 investment in the contract for the time periods indicated; •a 5% return each year; •the maximum and the minimum annual underlying mutual fund expenses; •the maximum Contingent Deferred Sales Charge under the standard 5 year CDSC schedule; •Variable Account charges that reflect the most expensive combination of optional benefits available for an additional charge (1.30%). Specifically: •Highest Anniversary Enhanced Death Benefit Option. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	If the contract is surrendered at the end of the applicable time period				If the contract is annuitized at the end of the applicable time period				If the contract is not surrendered
	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.	1 Yr.	3 Yrs.	5 Yrs.	10 Yrs.
Maximum Annual Underlying Mutual Fund Expenses (3.59%)	$12,187	$20,532	$25,838	$51,436	*	$15,532	$25,838	$51,436	$5,187	$15,532	$25,838	$51,436
Minimum Annual Underlying Mutual Fund Expenses (0.31%)	$8,743	$10,401	$9,301	$20,220	*	$5,401	$9,301	$20,220	$1,743	$5,401	$9,301	$20,220
*Generally, the contracts sold under this prospectus do not permit annuitization during the first two Contract Years (see Annuitizing the Contract).
Transaction Expenses [Table Text Block]
Transaction Expenses
Maximum Contingent Deferred Sales Charge ("CDSC") (as a percentage of purchase payments surrendered)	7%
Range of CDSC over time:
Number of Completed Years from Date of Purchase Payment	0	1	2	3	4	5+
CDSC Percentage	7%	7%	6%	5%	3%	0%

Deferred Sales Load (of Purchase Payments), Maximum [Percent]	7.00%
Annual Contract Expenses [Table Text Block]	The next table describes the fees and expenses that a Contract Owner will pay each year during the time that the Contract Owner owns the contract (not including underlying mutual fund fees and expenses). If an optional benefit is elected, an additional charge will be assessed, as shown below.
Annual Contract Expenses
Maximum Administrative Expense[1]	$50
Base Contract Expenses[2] (assessed as an annualized percentage of Daily Net Assets)	1.00%
Optional Benefit Expenses[3] (assessed as an annualized percentage of Daily Net Assets)
No CDSC Option ("C Schedule Option") Charge	0.35%[4]
Optional Death Benefits[5]
Highest Anniversary Enhanced Death Benefit Option Charge	0.30%
Return of Premium Enhanced Death Benefit Option Charge	0.20%
[1]Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.[2]Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.[3]Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments).[4]The charge associated with this option is assessed for the life of the contract.[5]Only one death benefit option may be elected.
Administrative Expense, Maximum [Dollars]	$ 50
Administrative Expense, Footnotes [Text Block]	Throughout this prospectus, the Administrative Expense will be referred to as the Contract Maintenance Charge. On each contract’s Contract Anniversary, Nationwide deducts the Contract Maintenance Charge if the Contract Value is less than $50,000 on such Contract Anniversary. This charge is permanently waived on a going-forward basis for any contracts valued at $50,000 or more on any Contract Anniversary.
Base Contract Expense (of Average Account Value), Maximum [Percent]	1.00%
Base Contract Expense, Footnotes [Text Block]	Throughout this prospectus, the Base Contract Expenses will be referred to as Mortality and Expense Risk Charge and Administrative Charge, as appropriate. The Administrative Charge is waived if the Contract Value, on the later of the Date of Issue or the most recent Quarterly Contract Anniversary, is greater than or equal to $1,000,000. If the Contract Value subsequently falls to less than $1,000,000 on the most recent Quarterly Contract Anniversary, the Administrative Charge will be reinstated for that quarter.
Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments).
Annual Portfolio Company Expenses [Table Text Block]
Annual Underlying Mutual Fund Expenses
	Minimum	Maximum
(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)	0.31%	3.59%

Portfolio Company Expenses [Text Block]	(Expenses that are deducted from underlying mutual fund assets, including management fees, distribution and/or service (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund net assets.)
Portfolio Company Expenses Minimum [Percent]	0.31%
Portfolio Company Expenses Maximum [Percent]	3.59%
Surrender Expense, 1 Year, Maximum [Dollars]	$ 12,187
Surrender Expense, 1 Year, Minimum [Dollars]	8,743
Surrender Expense, 3 Years, Maximum [Dollars]	20,532
Surrender Expense, 3 Years, Minimum [Dollars]	10,401
Surrender Expense, 5 Years, Maximum [Dollars]	25,838
Surrender Expense, 5 Years, Minimum [Dollars]	9,301
Surrender Expense, 10 Years, Maximum [Dollars]	51,436
Surrender Expense, 10 Years, Minimum [Dollars]	20,220
Annuitized Expense, 3 Years, Maximum [Dollars]	15,532
Annuitized Expense, 3 Years, Minimum [Dollars]	5,401
Annuitized Expense, 5 Years, Maximum [Dollars]	25,838
Annuitized Expense, 5 Years, Minimum [Dollars]	9,301
Annuitized Expense, 10 Years, Maximum [Dollars]	51,436
Annuitized Expense, 10 Years, Minimum [Dollars]	20,220
No Surrender Expense, 1 Year, Maximum [Dollars]	5,187
No Surrender Expense, 1 Year, Minimum [Dollars]	1,743
No Surrender Expense, 3 Years, Maximum [Dollars]	15,532
No Surrender Expense, 3 Years, Minimum [Dollars]	5,401
No Surrender Expense, 5 Years, Maximum [Dollars]	25,838
No Surrender Expense, 5 Years, Minimum [Dollars]	9,301
No Surrender Expense, 10 Years, Maximum [Dollars]	51,436
No Surrender Expense, 10 Years, Minimum [Dollars]	$ 20,220
Item 5. Principal Risks [Line Items]
Item 5. Principal Risks [Table Text Block]	Principal Risks Contract Owners should be aware of the following risks associated with owning the contract: Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal. Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract within five years of purchasing the contract or making a purchase payment could be subject to a CDSC, which in the short-term will reduce Contract Value or the amount payable to you, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting underlying mutual funds for Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided. Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract, and may be subject to additional limitations under an optional benefit. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments. Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund. Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations. Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings. Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information. Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.
Item 10. Benefits Available [Line Items]
Benefits Available (N-4) [Text Block]	Benefits Under the Contract The following tables summarize information about the benefits under the contract. The Standard Benefits table indicates the benefits that are available under the contract and for which there is no additional charge. The Optional Benefits table indicates the benefits that are (or were) available under the contract that are optional – they must be affirmatively elected by the applicant and may have an additional charge. The availability of contract benefits may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations). Standard Benefits Table
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
● Benefit is available after the first Contract
Anniversary
● Annuitant (or Co-annuitant) must be terminally ill
● Requires full surrender of the contract
● Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Nationwide Guided Portfolio Strategies	Preset asset allocation models	None	● The entire Contract Value must be allocated to the elected GPS
Optional Benefits Table
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
No CDSC Option ("C Schedule Option")	Removal of standard CDSC schedule	0.35% (Daily Net Assets)	0.35% (Daily Net Assets)	● Must be elected at application ● Election is irrevocable
Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Highest Anniversary Enhanced Death Benefit Option	Enhanced death benefit	0.30% (Daily Net Assets)	0.30% (Daily Net Assets)
● Limited availability
● Annuitant must be 75 or younger at
application
● May not be elected if another death
benefit option is elected
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Spousal Protection Feature:

● Not applicable to Charitable
Remainder Trusts
● One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
● For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
● Only available to Contract Owner’s
spouse
● Spouses must be Co-Annuitants
● Both spouses must be 75 or younger
at contract issuance
● Spouses must be named as
beneficiaries
● No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary
● Benefit is forfeited if certain changes
to the parties or assignments are
made

Name of Benefit	Purpose	Maximum Fee	Current Fee	Brief Description of Restrictions/ Limitations
Return of Premium Enhanced Death Benefit Option	Enhanced death benefit	0.20% (Daily Net Assets)	0.20% (Daily Net Assets)
● Limited availability
● Annuitant must be 75 or younger at
application
● May not be elected if another death
benefit option is elected
● Must be elected at application
● Election is irrevocable
● Certain ownership changes and
assignments could reduce the death
benefit
● Nationwide may limit purchase
payments to $1,000,000
● Death benefit calculation is adjusted
if purchase payments exceed
$3,000,000

Spousal Protection Feature:

● Not applicable to Charitable
Remainder Trusts
● One or both spouses (or a revocable
trust of which either or both of the
spouses is/are grantor(s)) must be
named as the Contract Owner
● For contracts issued as an IRA or
Roth IRA, only the person for whom
the IRA or Roth IRA was established
may be named as the Contract
Owner
● Only available to Contract Owner’s
spouse
● Spouses must be Co-Annuitants
● Both spouses must be 75 or younger
at contract issuance
● Spouses must be named as
beneficiaries
● No other person may be named as
Contract Owner, Annuitant, or
primary beneficiary
● Benefit is forfeited if certain changes
to the parties or assignments are
made

Benefits Available [Table Text Block]
Name of Benefit	Purpose	Maximum Fee	Brief Description of Restrictions/Limitations
Standard Death Benefit	Death benefit upon death of Annuitant prior to Annuitization	None	● Nationwide may limit purchase payments to $1,000,000
Enhanced Surrender Value for Terminal Illness	Early payment of death benefit (applicable to optional death benefits)	None
● Benefit is available after the first Contract
Anniversary
● Annuitant (or Co-annuitant) must be terminally ill
● Requires full surrender of the contract
● Restrictions exist on the parties named to the
contract

Asset Rebalancing (see Contract Owner Services)	Automatic reallocation of assets on a predetermined percentage basis	None
Dollar Cost Averaging (see Contract Owner Services)	Long-term transfer program involving automatic transfer of assets	None
Systematic Withdrawals (see Contract Owner Services)	Automatic withdrawals of Contract Value on a periodic basis	None	● Withdrawals must be at least $100 each
Nationwide Guided Portfolio Strategies	Preset asset allocation models	None	● The entire Contract Value must be allocated to the elected GPS

Optional Benefit Expense, Footnotes [Text Block]	Unless otherwise indicated, charges for optional benefits are only assessed prior to the Annuitization Date (see Charges and Adjustments).
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]	Appendix A: Investment Options Available Under the ContractThe following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000154397NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance. *This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Variable Option [Line Items]
Prospectuses Available [Text Block]	The following is a list of underlying mutual funds available under the contract. More information about the underlying mutual funds is available in the prospectuses for the underlying mutual funds, which may be amended from time to time and can be found online at https://nationwide.onlineprospectus.net/NW/C000154397NW/index.php. This information can also be obtained at no cost by calling 1-800-848-6331 or by sending an email request to FLSS@nationwide.com. Depending on the optional benefits chosen, access to certain underlying mutual funds may be limited. The availability of investment options may vary depending on the broker-dealer through which the contract is sold (see Appendix E: Financial Intermediary Variations). The current expenses and performance information below reflects fees and expenses of the underlying mutual funds, but do not reflect the other fees and expenses that the contract may charge. Expenses would be higher and performance would be lower if these other charges were included. Each underlying mutual fund’s past performance is not necessarily an indication of future performance.
Portfolio Companies [Table Text Block]
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	1.07%	2.64%	8.48%	8.27%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: AllianceBernstein L.P.	1.15%*	41.27%	10.19%	6.37%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B Investment Advisor: AllianceBernstein L.P.	0.90%	12.85%	11.76%	15.88%
Equity	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A Investment Advisor: AllianceBernstein L.P.	0.59%*	10.47%	11.42%	10.57%
Equity	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.76%*	1.36%	6.30%	9.36%
Equity	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: ALPS Advisors, Inc.	1.30%	4.66%	22.06%	10.70%
Allocation	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.01%*	16.96%	5.85%	7.43%
Fixed Income	American Funds Insurance Series® - American High-Income Trust: Class 4 Investment Advisor: Capital Research and Management Company	0.83%*	7.94%	5.33%	6.68%
Allocation	American Funds Insurance Series® - Capital Income Builder®: Class 4 Investment Advisor: Capital Research and Management Company	0.78%*	20.16%	8.82%	7.32%
Equity	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4 Investment Advisor: Capital Research and Management Company	1.15%*	14.33%	0.23%	6.96%
Equity	American Funds Insurance Series® - International Fund: Class 4 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Capital Research and Management Company	1.03%	26.41%	3.14%	6.73%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	American Funds Insurance Series® - New World Fund®: Class 4 Investment Advisor: Capital Research and Management Company	1.07%*	27.93%	5.06%	8.98%
Fixed Income	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2 Investment Advisor: Capital Research and Management Company	0.50%*	7.75%	-0.23%	1.70%
Equity	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4 Investment Advisor: Capital Research and Management Company	0.75%*	16.90%	13.60%	12.08%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited	0.78%*	8.52%	4.47%	6.02%
Fixed Income	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	0.74%*	7.14%	-0.75%	1.82%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC	0.58%*	15.37%	7.05%	8.45%
Allocation	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III Investment Advisor: BlackRock Advisors, LLC Subadvisor: BlackRock International Limited and BlackRock (Singapore) Limited	1.01%*	19.51%	5.51%	7.33%
Equity	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: BNY Mellon Investment Adviser, Inc. Subadvisor: Newton Investment Management North America, LLC	1.05%*	9.81%	9.39%	8.51%
Allocation	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F Investment Advisor: Calvert Research and Management	0.90%	11.68%	8.44%	9.51%
Equity	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F Investment Advisor: Calvert Research and Management Subadvisor: Ameritas Investment Partners, Inc.	0.74%*	20.10%	14.46%	18.80%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.13%*	14.66%	12.19%	11.20%
Equity	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2 (formerly, Columbia Funds Variable Series Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.12%*	21.29%	3.32%	14.89%
Real Assets	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.00%*	15.30%	12.44%	6.46%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.89%*	8.49%	3.93%	5.51%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.72%*	7.55%	1.20%	1.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	1.07%*	14.86%	7.26%	11.89%
Fixed Income	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2 Investment Advisor: Columbia Management Investment Advisors, LLC	0.66%*	6.00%	1.90%	2.94%
Equity	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2 (formerly, Columbia Funds Variable Insurance Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2) Investment Advisor: Columbia Management Investment Advisors, LLC	1.18%*	34.37%	18.42%	22.70%
Equity	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)	1.04%	7.83%	8.93%	8.84%
Alternative Strategies	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B Investment Advisor: DWS Investment Management Americas, Inc. Subadvisor: RREEF America L.L.C.	1.26%	10.03%	4.88%	4.52%
Fixed Income	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Eaton Vance Management	1.19%	3.95%	4.64%	4.43%
Fixed Income	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Federated Investment Management Company	0.78%*	6.80%	-0.84%	1.06%
Allocation	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.66%	14.96%	9.24%	10.84%
Equity	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.79%	21.19%	15.08%	15.49%
Equity	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	10.34%	23.86%	7.69%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.73%	5.33%	6.06%	5.44%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.72%	21.21%	15.83%	13.56%
Equity	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.80%	14.61%	13.41%	17.15%
Fixed Income	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.62%	6.93%	-0.21%	2.45%
Equity	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.85%	2.90%	3.98%	3.61%
Equity	Fidelity Variable Insurance Products Fund - VIP Utilities Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC	0.85%	13.83%	12.24%	12.23%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.70%	10.95%	12.82%	10.96%
Equity	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2 Investment Advisor: Fidelity Management & Research Company LLC Subadvisor: FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited	0.84%	7.70%	11.87%	10.54%
Equity	First Eagle Variable Funds - Overseas Variable Fund Investment Advisor: First Eagle Investment Management, LLC	1.21%*	37.47%	9.02%	7.61%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Advisers, Inc. Subadvisor: Brandywine Global Investment Management, LLC (Brandywine); ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional, LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors)	0.82%*	12.60%	5.73%	7.32%
Allocation	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Franklin Advisers, Inc.	0.72%	12.56%	7.66%	7.30%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Franklin Mutual Advisers, LLC	1.16%	23.34%	12.00%	8.52%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2 Investment Advisor: Franklin Advisers, Inc.	0.79%	6.69%	0.02%	1.14%
Fixed Income	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Franklin Advisers, Inc.	0.75%*	15.73%	-0.96%	-0.15%
Equity	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares Investment Advisor: Goldman Sachs Asset Management, L.P.	0.98%*	7.36%	4.68%	11.59%
Allocation	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2018 Investment Advisor: Goldman Sachs Asset Management, L.P.	0.96%*	9.89%	5.92%	5.78%
Allocation	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Invesco Advisers, Inc.	1.13%*	8.69%	2.27%	4.91%
Equity	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.11%	4.53%	3.64%	11.10%
Equity	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Invesco Advisers, Inc. Subadvisor: Invesco Capital Management LLC	0.59%	10.83%	9.89%	11.11%
Equity	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Invesco Advisers, Inc.	1.15%	16.23%	3.42%	5.96%
Equity	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II Investment Advisor: Invesco Advisers, Inc.	1.09%	8.44%	8.07%	10.31%
Allocation	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Macquarie Investment Management Global Limited	0.77%*	16.66%	7.07%	7.84%
Equity	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust) Subadvisor: Van Eck Associates Corporation	1.10%*	11.89%	18.61%	1.74%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.87%	14.82%	8.21%	9.86%
Equity	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	7.41%	7.35%	12.51%
Fixed Income	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.82%*	7.22%	-0.47%	2.07%
Equity	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	1.07%	20.60%	12.23%	12.64%
Equity	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares Investment Advisor: Janus Henderson Investors US LLC	0.74%*	17.46%
Equity	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.97%	24.84%	13.44%	21.18%
Equity	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares Investment Advisor: Janus Henderson Investors US LLC	0.96%	28.58%	9.17%	8.97%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.13%	13.10%	4.98%	7.20%
Equity	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: ClearBridge Investments, LLC	1.06%	8.97%	-0.42%	9.11%
Fixed Income	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Franklin Templeton Fund Adviser, LLC Subadvisor: Western Asset Management Company, LLC and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.	1.06%	9.95%	2.34%	5.09%
Equity	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before April 26, 2024 Investment Advisor: Lincoln Financial Investments Corporation Subadvisor: American Century Investment Management, Inc.	0.86%*	15.85%	11.47%	10.07%
Fixed Income	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.72%*	5.90%	2.25%	2.62%
Fixed Income	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC Investment Advisor: Lord, Abbett & Co. LLC	0.71%	7.19%	0.07%	2.28%
Equity	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.06%*	3.40%	3.03%	11.32%
Equity	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class Investment Advisor: Massachusetts Financial Services Company	1.12%*	12.56%	-0.54%	10.46%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Massachusetts Financial Services Company	1.03%*	14.76%	7.38%	9.22%
Equity	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Massachusetts Financial Services Company	0.55%*	15.82%	15.01%	13.59%
Allocation	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2020 Investment Advisor: Massachusetts Financial Services Company	1.03%*	15.21%	4.60%	5.40%
Equity	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.13%*	20.81%	6.80%	9.60%
Equity	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class (formerly, MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class) Investment Advisor: Massachusetts Financial Services Company	1.14%*	32.96%	7.02%	9.68%
Equity	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	21.75%	5.25%	7.27%
Equity	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.15%*	3.30%	1.08%	4.76%
Fixed Income	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	0.73%*	5.49%	2.29%	2.44%
Equity	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class Investment Advisor: Massachusetts Financial Services Company	1.04%*	5.75%	9.90%	9.69%
Fixed Income	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Limited	1.15%*	15.24%	2.66%	4.46%
Allocation	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Morgan Stanley Investment Management Inc. Subadvisor: Morgan Stanley Investment Management Limited	1.00%*	17.36%	5.21%	6.75%
Equity	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Allspring Global Investments, LLC	1.08%*	5.62%	-2.35%	9.38%
Allocation	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.92%*	15.41%	8.56%	9.36%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Fixed Income	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.85%*	6.73%	-0.54%	1.96%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	1.04%*	21.21%	7.82%	11.73%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.97%*	19.78%	12.94%	17.52%
Equity	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II Investment Advisor: Capital Research and Management Company, Nationwide Fund Advisors	0.91%*	17.64%	13.48%	13.48%
Equity	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	1.05%*	21.10%	11.24%	11.09%
Allocation	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC and Nationwide Asset Management, LLC	1.15%*	14.84%	4.16%	6.06%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.99%*	18.45%	10.71%	10.40%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	12.47%	5.93%	6.60%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%*	14.94%	8.14%	8.51%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.83%*	8.70%	2.68%	3.95%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.94%*	9.17%	4.84%	5.49%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.93%*	10.02%	6.09%	6.83%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.89%*	13.52%	7.12%	7.62%
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.95%*	16.43%	9.35%	9.45%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Allocation	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.87%*	11.10%	4.86%	5.78%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.87%*	16.91%	12.31%	14.16%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective September 11, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.93%*	18.43%	14.45%	11.53%
Equity	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Newton Investment Management Limited	0.88%*	18.55%	14.51%	11.51%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.39%	6.80%	-0.75%	1.63%
Fixed Income	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: DoubleLine Capital LP	0.98%*	7.31%	0.22%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.12%*	36.15%	1.01%	6.31%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective June 20, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.37%*	35.78%	0.75%	6.04%
Equity	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: FIAM LLC	1.05%*
Fixed Income	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.94%*	6.80%	-0.85%	0.93%
Capital Preservation	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Federated Investment Management Company	0.72%	3.65%	2.76%	1.68%
Equity	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Atlanta Capital Management Company, LLC	0.87%*	2.04%	5.46%	8.62%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Lazard Asset Management LLC	1.13%*	38.97%	12.52%	9.67%
Equity	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.47%	30.64%	8.51%	7.91%
Equity	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Invesco Advisers, Inc.	1.32%	16.08%	4.69%	11.45%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.02%	19.26%	8.48%	9.50%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.94%	12.97%	4.84%	6.03%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.90%*	15.70%	6.58%	7.85%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.92%	8.90%	1.96%	3.37%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.92%*	9.42%	4.04%	5.06%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.96%*	10.69%	5.33%	6.44%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.97%	14.42%	5.67%	6.92%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II Investment Advisor: Nationwide Fund Advisors	1.00%	17.38%	7.41%	8.61%
Allocation	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II Investment Advisor: Nationwide Fund Advisors	0.93%	11.68%	3.78%	5.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*	6.33%	-0.96%
Equity	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.75%*	18.00%	10.86%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.96%*	32.66%
Equity	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	1.04%	16.22%	9.58%	11.58%
Fixed Income	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: J.P. Morgan Investment Management Inc.	0.75%*
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2023 Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.87%*	11.66%	11.86%	13.09%
Equity	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	0.95%*	13.82%	18.76%	17.73%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II This underlying mutual fund is no longer available to receive transfers or new purchase payments effective February 28, 2025 Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.83%	6.56%	-1.01%	1.83%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.68%	6.79%	-0.86%	1.98%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.80%	5.43%	1.88%	2.12%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Loomis, Sayles & Company, L.P.	0.87%*	5.66%	3.26%	5.38%
Allocation	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	0.95%	11.27%	7.91%	8.51%
Equity	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: Nationwide Fund Advisors Subadvisor: Nationwide Asset Management, LLC	1.00%	10.66%	11.57%	11.40%
Equity	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.41%	7.05%	8.70%	10.28%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.	1.30%*	10.05%	8.34%	10.72%
Equity	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.72%*
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I This underlying mutual fund is no longer available to receive transfers or new purchase payments effective October 16, 2020 Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	0.97%*	34.99%	11.04%	7.65%
Equity	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z Investment Advisor: Nationwide Fund Advisors Subadvisor: Putnam Investment Management, LLC	1.08%*	34.95%	10.90%	7.45%
Equity	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Wellington Management Company LLP	1.17%*	0.33%	5.43%	5.75%
Equity	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.24%*	17.60%	14.15%	14.55%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: BlackRock Investment Management, LLC	0.58%*	12.14%	5.54%	9.10%
Equity	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Jacobs Levy Equity Management, Inc.	1.31%*	1.87%	7.70%	7.41%
Fixed Income	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I Investment Advisor: Nationwide Fund Advisors Subadvisor: Amundi Asset Management, US	0.80%	7.56%	5.81%	5.45%
Equity	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II Investment Advisor: Nationwide Fund Advisors Subadvisor: Victory Capital Management Inc.	0.96%*	2.30%	7.79%	7.55%
Equity	New Age Alpha Variable Funds Trust - NAA Large Growth Series Investment Advisor: New Age Alpha Advisors, LLC	1.01%*	17.02%	13.89%	17.04%
Hybrid Securities	New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio: Service 2 Class (formerly, New York Life Investments VP Funds Trust - NYLI VP MacKay Convertible Portfolio: Service 2 Class) Investment Advisor: New York Life Investment Management LLC Subadvisor: MacKay Shields LLC	0.92%	15.99%	5.24%	10.00%
Allocation	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class Investment Advisor: PIMCO Subadvisor: Research Affiliates, LLC	2.23%*	14.19%	5.49%	6.67%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Real Assets	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class Investment Advisor: PIMCO	3.29%*	18.66%	10.44%	6.42%
Fixed Income	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.16%	8.00%	2.91%	3.45%
Fixed Income	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class Investment Advisor: PIMCO	1.27%	14.86%	2.34%	4.96%
Fixed Income	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class Investment Advisor: PIMCO	1.19%	3.85%	0.93%	2.78%
Fixed Income	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class Investment Advisor: PIMCO	0.75%	4.57%	3.14%	2.65%
Allocation	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	13.95%	8.85%	10.17%
Equity	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC	1.06%	37.68%	9.28%	8.13%
Equity	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.79%	20.35%	15.38%	13.30%
Equity	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB Investment Advisor: Putnam Investment Management, LLC Subadvisor: Franklin Advisers, Inc., Franklin Templeton Investment Management Limited	0.88%	10.69%	10.34%	14.69%
Equity	Rydex Variable Trust - Consumer Products Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2021 Investment Advisor: Guggenheim Investments	1.79%*	-3.52%	1.32%	3.80%
Equity	Rydex Variable Trust - Financial Services Fund Investment Advisor: Guggenheim Investments	1.83%*	10.76%	11.31%	9.88%
Alternative Strategies	Rydex Variable Trust - Global Managed Futures Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2017 Investment Advisor: Guggenheim Investments	2.18%*	3.65%	3.94%	1.27%
Alternative Strategies	Rydex Variable Trust - Multi-Hedge Strategies Fund This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2019 Investment Advisor: Guggenheim Investments	1.75%*	1.25%	1.23%	1.62%
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II Investment Advisor: T. Rowe Price Associates, Inc.	1.11%	17.80%	3.86%	8.70%
Type	Underlying Mutual Fund and Adviser/Sub-Adviser	Current Expenses	Average Annual Total Returns (as of 12/31/2025)
			1 year	5 year	10 year
Equity	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2026 Investment Advisor: T. Rowe Price Associates, Inc. Subadvisor: T. Rowe Price Investment Management, Inc.	1.09%	3.29%	3.58%	9.54%
Alternative Strategies	The Merger Fund VL - The Merger Fund VL: Class I This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Westchester Capital Management, LLC, an affiliate of VIA.	1.54%*	5.23%	2.98%	4.04%
Equity	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S This underlying mutual fund is only available in contracts for which good order applications were received before May 1, 2022 Investment Advisor: Van Eck Associates Corporation	1.55%*	29.63%	-1.10%	5.08%
Equity	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.45%*	164.43%	20.00%	20.88%
Equity	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S Investment Advisor: Van Eck Associates Corporation	1.32%	36.17%	10.24%	8.06%
Equity	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II Investment Advisor: Victory Capital Management, Inc.	1.00%*	23.08%	14.69%	15.47%
Equity	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A Investment Advisor: Virtus Investment Advisers, Inc. Subadvisor: Duff & Phelps Investment Management Co., an affiliate of VIA.	1.10%*	0.72%	6.06%	5.95%

Temporary Fee Reductions, Current Expenses [Text Block]	*This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Nationwide Destination SM Freedom+ | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Discovery Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Discovery Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	2.64%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	8.27%
Nationwide Destination SM Freedom+ | AllianceBernstein Variable Products Series Fund Inc. - AB VPS International Value Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	41.27%
Average Annual Total Returns, 5 Years [Percent]	10.19%
Average Annual Total Returns, 10 Years [Percent]	6.37%
Nationwide Destination SM Freedom+ | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Large Cap Growth Portfolio Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Large Cap Growth Portfolio: Class B
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	12.85%
Average Annual Total Returns, 5 Years [Percent]	11.76%
Average Annual Total Returns, 10 Years [Percent]	15.88%
Nationwide Destination SM Freedom+ | AllianceBernstein Variable Products Series Fund Inc. - AB VPS Relative Value Portfolio Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Relative Value Portfolio: Class A
Portfolio Company Adviser [Text Block]	AllianceBernstein L.P.
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.47%
Average Annual Total Returns, 5 Years [Percent]	11.42%
Average Annual Total Returns, 10 Years [Percent]	10.57%
Nationwide Destination SM Freedom+ | ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS Global Opportunity Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.76%
Average Annual Total Returns, 1 Year [Percent]	1.36%
Average Annual Total Returns, 5 Years [Percent]	6.30%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Nationwide Destination SM Freedom+ | ALPS Variable Investment Trust - ALPS Alerian Energy Infrastructure Portfolio Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	ALPS Variable Investment Trust - ALPS/Alerian Energy Infrastructure Portfolio: Class III
Portfolio Company Adviser [Text Block]	ALPS Advisors, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	4.66%
Average Annual Total Returns, 5 Years [Percent]	22.06%
Average Annual Total Returns, 10 Years [Percent]	10.70%
Nationwide Destination SM Freedom+ | American Funds Insurance Series® - American Funds® Global Balanced Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American Funds® Global Balanced Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	16.96%
Average Annual Total Returns, 5 Years [Percent]	5.85%
Average Annual Total Returns, 10 Years [Percent]	7.43%
Nationwide Destination SM Freedom+ | American Funds Insurance Series® - American High-Income Trust Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - American High-Income Trust: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	7.94%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.68%
Nationwide Destination SM Freedom+ | American Funds Insurance Series® - Capital Income Builder® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Capital Income Builder®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	20.16%
Average Annual Total Returns, 5 Years [Percent]	8.82%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Nationwide Destination SM Freedom+ | American Funds Insurance Series® - Global Small Capitalization Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Global Small Capitalization Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.33%
Average Annual Total Returns, 5 Years [Percent]	0.23%
Average Annual Total Returns, 10 Years [Percent]	6.96%
Nationwide Destination SM Freedom+ | American Funds Insurance Series® - International Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - International Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	26.41%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	6.73%
Nationwide Destination SM Freedom+ | American Funds Insurance Series® - New World Fund® Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - New World Fund®: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	27.93%
Average Annual Total Returns, 5 Years [Percent]	5.06%
Average Annual Total Returns, 10 Years [Percent]	8.98%
Nationwide Destination SM Freedom+ | American Funds Insurance Series® - U.S. Government Securities Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	American Funds Insurance Series® - U.S. Government Securities Fund: Class 2
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.50%
Average Annual Total Returns, 1 Year [Percent]	7.75%
Average Annual Total Returns, 5 Years [Percent]	(0.23%)
Average Annual Total Returns, 10 Years [Percent]	1.70%
Nationwide Destination SM Freedom+ | American Funds Insurance Series® - Washington Mutual Investors Fund Class 4
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	American Funds Insurance Series® - Washington Mutual Investors Fund: Class 4
Portfolio Company Adviser [Text Block]	Capital Research and Management Company
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	16.90%
Average Annual Total Returns, 5 Years [Percent]	13.60%
Average Annual Total Returns, 10 Years [Percent]	12.08%
Nationwide Destination SM Freedom+ | BlackRock Variable Series Funds II Inc. - BlackRock High Yield V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	8.52%
Average Annual Total Returns, 5 Years [Percent]	4.47%
Average Annual Total Returns, 10 Years [Percent]	6.02%
Nationwide Destination SM Freedom+ | BlackRock Variable Series Funds II Inc. - BlackRock Total Return V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds II, Inc. - BlackRock Total Return V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	7.14%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.82%
Nationwide Destination SM Freedom+ | BlackRock Variable Series Funds Inc. - BlackRock 60 40 Target Allocation ETF V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock 60/40 Target Allocation ETF V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	15.37%
Average Annual Total Returns, 5 Years [Percent]	7.05%
Average Annual Total Returns, 10 Years [Percent]	8.45%
Nationwide Destination SM Freedom+ | BlackRock Variable Series Funds Inc. - BlackRock Global Allocation V.I. Fund Class III
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class III
Portfolio Company Adviser [Text Block]	BlackRock Advisors, LLC
Portfolio Company Subadviser [Text Block]	BlackRock International Limited and BlackRock (Singapore) Limited
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	19.51%
Average Annual Total Returns, 5 Years [Percent]	5.51%
Average Annual Total Returns, 10 Years [Percent]	7.33%
Nationwide Destination SM Freedom+ | BNY Mellon Investment Portfolios - MidCap Stock Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	BNY Mellon Investment Adviser, Inc.
Portfolio Company Subadviser [Text Block]	Newton Investment Management North America, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	9.81%
Average Annual Total Returns, 5 Years [Percent]	9.39%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Nationwide Destination SM Freedom+ | Calvert Variable Series Inc. - Calvert VP SRI Balanced Portfolio Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Calvert Variable Series, Inc. - Calvert VP SRI Balanced Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	8.44%
Average Annual Total Returns, 10 Years [Percent]	9.51%
Nationwide Destination SM Freedom+ | Calvert Variable Trust Inc - CVT Nasdaq 100 Index Portfolio Class F
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Calvert Variable Trust, Inc. - CVT Nasdaq 100 Index Portfolio: Class F
Portfolio Company Adviser [Text Block]	Calvert Research and Management
Portfolio Company Subadviser [Text Block]	Ameritas Investment Partners, Inc.
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	20.10%
Average Annual Total Returns, 5 Years [Percent]	14.46%
Average Annual Total Returns, 10 Years [Percent]	18.80%
Nationwide Destination SM Freedom+ | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Cap Value Discovery Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	14.66%
Average Annual Total Returns, 5 Years [Percent]	12.19%
Average Annual Total Returns, 10 Years [Percent]	11.20%
Nationwide Destination SM Freedom+ | Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund - Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Insurance Trust - Columbia Variable Portfolio - Small Company Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	21.29%
Average Annual Total Returns, 5 Years [Percent]	3.32%
Average Annual Total Returns, 10 Years [Percent]	14.89%
Nationwide Destination SM Freedom+ | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Commodity Strategy Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	15.30%
Average Annual Total Returns, 5 Years [Percent]	12.44%
Average Annual Total Returns, 10 Years [Percent]	6.46%
Nationwide Destination SM Freedom+ | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - High Yield Bond Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	8.49%
Average Annual Total Returns, 5 Years [Percent]	3.93%
Average Annual Total Returns, 10 Years [Percent]	5.51%
Nationwide Destination SM Freedom+ | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	7.55%
Average Annual Total Returns, 5 Years [Percent]	1.20%
Average Annual Total Returns, 10 Years [Percent]	1.94%
Nationwide Destination SM Freedom+ | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Mid Cap Growth Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	7.26%
Average Annual Total Returns, 10 Years [Percent]	11.89%
Nationwide Destination SM Freedom+ | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Select Short Corporate Income Fund: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	6.00%
Average Annual Total Returns, 5 Years [Percent]	1.90%
Average Annual Total Returns, 10 Years [Percent]	2.94%
Nationwide Destination SM Freedom+ | Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Columbia Funds Variable Series Trust II - Columbia Variable Portfolio - Seligman Global Technology: Class 2
Portfolio Company Adviser [Text Block]	Columbia Management Investment Advisors, LLC
Current Expenses [Percent]	1.18%
Average Annual Total Returns, 1 Year [Percent]	34.37%
Average Annual Total Returns, 5 Years [Percent]	18.42%
Average Annual Total Returns, 10 Years [Percent]	22.70%
Nationwide Destination SM Freedom+ | Delaware VIP Trust - Nomura VIP Small Cap Value Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Delaware VIP Trust - Nomura VIP Small Cap Value Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	7.83%
Average Annual Total Returns, 5 Years [Percent]	8.93%
Average Annual Total Returns, 10 Years [Percent]	8.84%
Nationwide Destination SM Freedom+ | Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP - Class B
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Deutsche DWS Variable Series II - DWS Alternative Asset Allocation VIP: Class B
Portfolio Company Adviser [Text Block]	DWS Investment Management Americas, Inc.
Portfolio Company Subadviser [Text Block]	RREEF America L.L.C.
Current Expenses [Percent]	1.26%
Average Annual Total Returns, 1 Year [Percent]	10.03%
Average Annual Total Returns, 5 Years [Percent]	4.88%
Average Annual Total Returns, 10 Years [Percent]	4.52%
Nationwide Destination SM Freedom+ | Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Portfolio Company Adviser [Text Block]	Eaton Vance Management
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.95%
Average Annual Total Returns, 5 Years [Percent]	4.64%
Average Annual Total Returns, 10 Years [Percent]	4.43%
Nationwide Destination SM Freedom+ | Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II
Portfolio Company Adviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.78%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.84%)
Average Annual Total Returns, 10 Years [Percent]	1.06%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Balanced Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.66%
Average Annual Total Returns, 1 Year [Percent]	14.96%
Average Annual Total Returns, 5 Years [Percent]	9.24%
Average Annual Total Returns, 10 Years [Percent]	10.84%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	21.19%
Average Annual Total Returns, 5 Years [Percent]	15.08%
Average Annual Total Returns, 10 Years [Percent]	15.49%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Energy Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	10.34%
Average Annual Total Returns, 5 Years [Percent]	23.86%
Average Annual Total Returns, 10 Years [Percent]	7.69%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio Initial Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Floating Rate High Income Portfolio: Initial Class
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.33%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.44%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Growth Income Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	15.83%
Average Annual Total Returns, 10 Years [Percent]	13.56%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Growth Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	14.61%
Average Annual Total Returns, 5 Years [Percent]	13.41%
Average Annual Total Returns, 10 Years [Percent]	17.15%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.62%
Average Annual Total Returns, 1 Year [Percent]	6.93%
Average Annual Total Returns, 5 Years [Percent]	(0.21%)
Average Annual Total Returns, 10 Years [Percent]	2.45%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	2.90%
Average Annual Total Returns, 5 Years [Percent]	3.98%
Average Annual Total Returns, 10 Years [Percent]	3.61%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Utilities Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Utilities Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	13.83%
Average Annual Total Returns, 5 Years [Percent]	12.24%
Average Annual Total Returns, 10 Years [Percent]	12.23%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Value Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.70%
Average Annual Total Returns, 1 Year [Percent]	10.95%
Average Annual Total Returns, 5 Years [Percent]	12.82%
Average Annual Total Returns, 10 Years [Percent]	10.96%
Nationwide Destination SM Freedom+ | Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio Service Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class 2
Portfolio Company Adviser [Text Block]	Fidelity Management & Research Company LLC
Portfolio Company Subadviser [Text Block]	FMR Investment Management (UK) Limited, Fidelity Management & Research (Hong Kong) Limited, Fidelity Management & Research (Japan) Limited
Current Expenses [Percent]	0.84%
Average Annual Total Returns, 1 Year [Percent]	7.70%
Average Annual Total Returns, 5 Years [Percent]	11.87%
Average Annual Total Returns, 10 Years [Percent]	10.54%
Nationwide Destination SM Freedom+ | First Eagle Variable Funds - Overseas Variable Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	First Eagle Variable Funds - Overseas Variable Fund
Portfolio Company Adviser [Text Block]	First Eagle Investment Management, LLC
Current Expenses [Percent]	1.21%
Average Annual Total Returns, 1 Year [Percent]	37.47%
Average Annual Total Returns, 5 Years [Percent]	9.02%
Average Annual Total Returns, 10 Years [Percent]	7.61%
Nationwide Destination SM Freedom+ | Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Brandywine Global Investment Management, LLC (Brandywine); ClearBridge Investments, LLC (ClearBridge); Franklin Templeton Institutional, LLC (FT Institutional); Templeton Global Advisors Limited (Global Advisors)
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	12.60%
Average Annual Total Returns, 5 Years [Percent]	5.73%
Average Annual Total Returns, 10 Years [Percent]	7.32%
Nationwide Destination SM Freedom+ | Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	7.66%
Average Annual Total Returns, 10 Years [Percent]	7.30%
Nationwide Destination SM Freedom+ | Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Mutual Advisers, LLC
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	23.34%
Average Annual Total Returns, 5 Years [Percent]	12.00%
Average Annual Total Returns, 10 Years [Percent]	8.52%
Nationwide Destination SM Freedom+ | Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Franklin U.S. Government Securities VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	6.69%
Average Annual Total Returns, 5 Years [Percent]	0.02%
Average Annual Total Returns, 10 Years [Percent]	1.14%
Nationwide Destination SM Freedom+ | Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund Class 2
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
Portfolio Company Adviser [Text Block]	Franklin Advisers, Inc.
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	15.73%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Average Annual Total Returns, 10 Years [Percent]	(0.15%)
Nationwide Destination SM Freedom+ | Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Growth Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.36%
Average Annual Total Returns, 5 Years [Percent]	4.68%
Average Annual Total Returns, 10 Years [Percent]	11.59%
Nationwide Destination SM Freedom+ | Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Goldman Sachs Variable Insurance Trust - Goldman Sachs Trend Driven Allocation Fund: Service Shares
Portfolio Company Adviser [Text Block]	Goldman Sachs Asset Management, L.P.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	9.89%
Average Annual Total Returns, 5 Years [Percent]	5.92%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Nationwide Destination SM Freedom+ | Invesco - Invesco V.I. Balanced-Risk Allocation Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Balanced-Risk Allocation Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	8.69%
Average Annual Total Returns, 5 Years [Percent]	2.27%
Average Annual Total Returns, 10 Years [Percent]	4.91%
Nationwide Destination SM Freedom+ | Invesco - Invesco V.I. Discovery Mid Cap Growth Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Discovery Mid Cap Growth Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	4.53%
Average Annual Total Returns, 5 Years [Percent]	3.64%
Average Annual Total Returns, 10 Years [Percent]	11.10%
Nationwide Destination SM Freedom+ | Invesco - Invesco V.I. Equally-Weighted SP 500 Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Equally-Weighted S&P 500 Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Invesco Capital Management LLC
Current Expenses [Percent]	0.59%
Average Annual Total Returns, 1 Year [Percent]	10.83%
Average Annual Total Returns, 5 Years [Percent]	9.89%
Average Annual Total Returns, 10 Years [Percent]	11.11%
Nationwide Destination SM Freedom+ | Invesco - Invesco V.I. EQV International Equity Fund Series II Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. EQV International Equity Fund: Series II Shares
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	16.23%
Average Annual Total Returns, 5 Years [Percent]	3.42%
Average Annual Total Returns, 10 Years [Percent]	5.96%
Nationwide Destination SM Freedom+ | Invesco - Invesco V.I. Main Street Small Cap Fund Series II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Invesco - Invesco V.I. Main Street Small Cap Fund: Series II
Portfolio Company Adviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	8.44%
Average Annual Total Returns, 5 Years [Percent]	8.07%
Average Annual Total Returns, 10 Years [Percent]	10.31%
Nationwide Destination SM Freedom+ | Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Asset Strategy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Macquarie Investment Management Global Limited
Current Expenses [Percent]	0.77%
Average Annual Total Returns, 1 Year [Percent]	16.66%
Average Annual Total Returns, 5 Years [Percent]	7.07%
Average Annual Total Returns, 10 Years [Percent]	7.84%
Nationwide Destination SM Freedom+ | Ivy Variable Insurance Portfolios - Nomura VIP Energy Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Ivy Variable Insurance Portfolios - Nomura VIP Energy Series: Service Class
Portfolio Company Adviser [Text Block]	Delaware Management Company, a series of Nomura Investment Management Business Trust (a Delaware statutory trust)
Portfolio Company Subadviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	11.89%
Average Annual Total Returns, 5 Years [Percent]	18.61%
Average Annual Total Returns, 10 Years [Percent]	1.74%
Nationwide Destination SM Freedom+ | Janus Aspen Series - Janus Henderson Balanced Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	14.82%
Average Annual Total Returns, 5 Years [Percent]	8.21%
Average Annual Total Returns, 10 Years [Percent]	9.86%
Nationwide Destination SM Freedom+ | Janus Aspen Series - Janus Henderson Enterprise Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	7.41%
Average Annual Total Returns, 5 Years [Percent]	7.35%
Average Annual Total Returns, 10 Years [Percent]	12.51%
Nationwide Destination SM Freedom+ | Janus Aspen Series - Janus Henderson Flexible Bond Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.82%
Average Annual Total Returns, 1 Year [Percent]	7.22%
Average Annual Total Returns, 5 Years [Percent]	(0.47%)
Average Annual Total Returns, 10 Years [Percent]	2.07%
Nationwide Destination SM Freedom+ | Janus Aspen Series - Janus Henderson Global Research Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Research Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	1.07%
Average Annual Total Returns, 1 Year [Percent]	20.60%
Average Annual Total Returns, 5 Years [Percent]	12.23%
Average Annual Total Returns, 10 Years [Percent]	12.64%
Nationwide Destination SM Freedom+ | Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio Institutional Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Sustainable Equity Portfolio: Institutional Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.74%
Average Annual Total Returns, 1 Year [Percent]	17.46%
Nationwide Destination SM Freedom+ | Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	24.84%
Average Annual Total Returns, 5 Years [Percent]	13.44%
Average Annual Total Returns, 10 Years [Percent]	21.18%
Nationwide Destination SM Freedom+ | Janus Aspen Series - Janus Henderson Overseas Portfolio Service Shares
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
Portfolio Company Adviser [Text Block]	Janus Henderson Investors US LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	28.58%
Average Annual Total Returns, 5 Years [Percent]	9.17%
Average Annual Total Returns, 10 Years [Percent]	8.97%
Nationwide Destination SM Freedom+ | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	13.10%
Average Annual Total Returns, 5 Years [Percent]	4.98%
Average Annual Total Returns, 10 Years [Percent]	7.20%
Nationwide Destination SM Freedom+ | Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	ClearBridge Investments, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	8.97%
Average Annual Total Returns, 5 Years [Percent]	(0.42%)
Average Annual Total Returns, 10 Years [Percent]	9.11%
Nationwide Destination SM Freedom+ | Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Legg Mason Partners Variable Income Trust - Western Asset Variable Global High Yield Bond Portfolio: Class II
Portfolio Company Adviser [Text Block]	Franklin Templeton Fund Adviser, LLC
Portfolio Company Subadviser [Text Block]	Western Asset Management Company, LLC and Western Asset Management Company Limited and Western Asset Management Company Pte. Ltd.
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	9.95%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	5.09%
Nationwide Destination SM Freedom+ | Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund - Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Lincoln Variable Insurance Products Trust - LVIP American Century Value Fund: Service Class
Portfolio Company Adviser [Text Block]	Lincoln Financial Investments Corporation
Portfolio Company Subadviser [Text Block]	American Century Investment Management, Inc.
Current Expenses [Percent]	0.86%
Average Annual Total Returns, 1 Year [Percent]	15.85%
Average Annual Total Returns, 5 Years [Percent]	11.47%
Average Annual Total Returns, 10 Years [Percent]	10.07%
Nationwide Destination SM Freedom+ | Lord Abbett Series Fund Inc. - Short Duration Income Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	5.90%
Average Annual Total Returns, 5 Years [Percent]	2.25%
Average Annual Total Returns, 10 Years [Percent]	2.62%
Nationwide Destination SM Freedom+ | Lord Abbett Series Fund Inc. - Total Return Portfolio Class VC
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Portfolio Company Adviser [Text Block]	Lord, Abbett & Co. LLC
Current Expenses [Percent]	0.71%
Average Annual Total Returns, 1 Year [Percent]	7.19%
Average Annual Total Returns, 5 Years [Percent]	0.07%
Average Annual Total Returns, 10 Years [Percent]	2.28%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust - MFS Mid Cap Growth Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	3.40%
Average Annual Total Returns, 5 Years [Percent]	3.03%
Average Annual Total Returns, 10 Years [Percent]	11.32%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust - MFS New Discovery Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	12.56%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	10.46%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust - MFS Utilities Series Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust - MFS Utilities Series: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	14.76%
Average Annual Total Returns, 5 Years [Percent]	7.38%
Average Annual Total Returns, 10 Years [Percent]	9.22%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.55%
Average Annual Total Returns, 1 Year [Percent]	15.82%
Average Annual Total Returns, 5 Years [Percent]	15.01%
Average Annual Total Returns, 10 Years [Percent]	13.59%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Global Tactical Allocation Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.03%
Average Annual Total Returns, 1 Year [Percent]	15.21%
Average Annual Total Returns, 5 Years [Percent]	4.60%
Average Annual Total Returns, 10 Years [Percent]	5.40%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust II - MFS International Growth Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Growth Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	20.81%
Average Annual Total Returns, 5 Years [Percent]	6.80%
Average Annual Total Returns, 10 Years [Percent]	9.60%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS International Intrinsic Equity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.14%
Average Annual Total Returns, 1 Year [Percent]	32.96%
Average Annual Total Returns, 5 Years [Percent]	7.02%
Average Annual Total Returns, 10 Years [Percent]	9.68%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust II - MFS Research International Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	21.75%
Average Annual Total Returns, 5 Years [Percent]	5.25%
Average Annual Total Returns, 10 Years [Percent]	7.27%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Global Real Estate Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	3.30%
Average Annual Total Returns, 5 Years [Percent]	1.08%
Average Annual Total Returns, 10 Years [Percent]	4.76%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Limited Maturity Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	0.73%
Average Annual Total Returns, 1 Year [Percent]	5.49%
Average Annual Total Returns, 5 Years [Percent]	2.29%
Average Annual Total Returns, 10 Years [Percent]	2.44%
Nationwide Destination SM Freedom+ | MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio Service Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Portfolio Company Adviser [Text Block]	Massachusetts Financial Services Company
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	5.75%
Average Annual Total Returns, 5 Years [Percent]	9.90%
Average Annual Total Returns, 10 Years [Percent]	9.69%
Nationwide Destination SM Freedom+ | Morgan Stanley Variable Insurance Fund Inc. - Emerging Markets Debt Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	15.24%
Average Annual Total Returns, 5 Years [Percent]	2.66%
Average Annual Total Returns, 10 Years [Percent]	4.46%
Nationwide Destination SM Freedom+ | Morgan Stanley Variable Insurance Fund Inc. - Global Strategist Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Morgan Stanley Variable Insurance Fund, Inc. - Global Strategist Portfolio: Class II
Portfolio Company Adviser [Text Block]	Morgan Stanley Investment Management Inc.
Portfolio Company Subadviser [Text Block]	Morgan Stanley Investment Management Limited
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.36%
Average Annual Total Returns, 5 Years [Percent]	5.21%
Average Annual Total Returns, 10 Years [Percent]	6.75%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Allspring Discovery Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Allspring Global Investments, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	5.62%
Average Annual Total Returns, 5 Years [Percent]	(2.35%)
Average Annual Total Returns, 10 Years [Percent]	9.38%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.41%
Average Annual Total Returns, 5 Years [Percent]	8.56%
Average Annual Total Returns, 10 Years [Percent]	9.36%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.85%
Average Annual Total Returns, 1 Year [Percent]	6.73%
Average Annual Total Returns, 5 Years [Percent]	(0.54%)
Average Annual Total Returns, 10 Years [Percent]	1.96%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Global Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	21.21%
Average Annual Total Returns, 5 Years [Percent]	7.82%
Average Annual Total Returns, 10 Years [Percent]	11.73%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	19.78%
Average Annual Total Returns, 5 Years [Percent]	12.94%
Average Annual Total Returns, 10 Years [Percent]	17.52%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Capital Research and Management Company, Nationwide Fund Advisors
Current Expenses [Percent]	0.91%
Average Annual Total Returns, 1 Year [Percent]	17.64%
Average Annual Total Returns, 5 Years [Percent]	13.48%
Average Annual Total Returns, 10 Years [Percent]	13.48%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Equity Dividend Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	1.05%
Average Annual Total Returns, 1 Year [Percent]	21.10%
Average Annual Total Returns, 5 Years [Percent]	11.24%
Average Annual Total Returns, 10 Years [Percent]	11.09%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BlackRock Managed Global Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC and Nationwide Asset Management, LLC
Current Expenses [Percent]	1.15%
Average Annual Total Returns, 1 Year [Percent]	14.84%
Average Annual Total Returns, 5 Years [Percent]	4.16%
Average Annual Total Returns, 10 Years [Percent]	6.06%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.99%
Average Annual Total Returns, 1 Year [Percent]	18.45%
Average Annual Total Returns, 5 Years [Percent]	10.71%
Average Annual Total Returns, 10 Years [Percent]	10.40%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	12.47%
Average Annual Total Returns, 5 Years [Percent]	5.93%
Average Annual Total Returns, 10 Years [Percent]	6.60%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	14.94%
Average Annual Total Returns, 5 Years [Percent]	8.14%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	8.70%
Average Annual Total Returns, 5 Years [Percent]	2.68%
Average Annual Total Returns, 10 Years [Percent]	3.95%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	9.17%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	5.49%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	10.02%
Average Annual Total Returns, 5 Years [Percent]	6.09%
Average Annual Total Returns, 10 Years [Percent]	6.83%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.89%
Average Annual Total Returns, 1 Year [Percent]	13.52%
Average Annual Total Returns, 5 Years [Percent]	7.12%
Average Annual Total Returns, 10 Years [Percent]	7.62%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	16.43%
Average Annual Total Returns, 5 Years [Percent]	9.35%
Average Annual Total Returns, 10 Years [Percent]	9.45%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Blueprint® Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.10%
Average Annual Total Returns, 5 Years [Percent]	4.86%
Average Annual Total Returns, 10 Years [Percent]	5.78%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Core Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	16.91%
Average Annual Total Returns, 5 Years [Percent]	12.31%
Average Annual Total Returns, 10 Years [Percent]	14.16%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	18.43%
Average Annual Total Returns, 5 Years [Percent]	14.45%
Average Annual Total Returns, 10 Years [Percent]	11.53%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income Class Z
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT BNY Mellon Dynamic U.S. Equity Income: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Newton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	18.55%
Average Annual Total Returns, 5 Years [Percent]	14.51%
Average Annual Total Returns, 10 Years [Percent]	11.51%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Bond Index Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.39%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.75%)
Average Annual Total Returns, 10 Years [Percent]	1.63%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT DoubleLine Total Return Tactical Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	DoubleLine Capital LP
Current Expenses [Percent]	0.98%
Average Annual Total Returns, 1 Year [Percent]	7.31%
Average Annual Total Returns, 5 Years [Percent]	0.22%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.12%
Average Annual Total Returns, 1 Year [Percent]	36.15%
Average Annual Total Returns, 5 Years [Percent]	1.01%
Average Annual Total Returns, 10 Years [Percent]	6.31%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Emerging Markets Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.37%
Average Annual Total Returns, 1 Year [Percent]	35.78%
Average Annual Total Returns, 5 Years [Percent]	0.75%
Average Annual Total Returns, 10 Years [Percent]	6.04%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Fidelity Institutional AM® Worldwide Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	FIAM LLC
Current Expenses [Percent]	1.05%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Government Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	6.80%
Average Annual Total Returns, 5 Years [Percent]	(0.85%)
Average Annual Total Returns, 10 Years [Percent]	0.93%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Government Money Market Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Capital Preservation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Federated Investment Management Company
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	2.76%
Average Annual Total Returns, 10 Years [Percent]	1.68%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT GQG US Quality Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Atlanta Capital Management Company, LLC
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	2.04%
Average Annual Total Returns, 5 Years [Percent]	5.46%
Average Annual Total Returns, 10 Years [Percent]	8.62%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT International Equity Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Lazard Asset Management LLC
Current Expenses [Percent]	1.13%
Average Annual Total Returns, 1 Year [Percent]	38.97%
Average Annual Total Returns, 5 Years [Percent]	12.52%
Average Annual Total Returns, 10 Years [Percent]	9.67%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT International Index Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.47%
Average Annual Total Returns, 1 Year [Percent]	30.64%
Average Annual Total Returns, 5 Years [Percent]	8.51%
Average Annual Total Returns, 10 Years [Percent]	7.91%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Invesco Small Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Invesco Advisers, Inc.
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	16.08%
Average Annual Total Returns, 5 Years [Percent]	4.69%
Average Annual Total Returns, 10 Years [Percent]	11.45%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.02%
Average Annual Total Returns, 1 Year [Percent]	19.26%
Average Annual Total Returns, 5 Years [Percent]	8.48%
Average Annual Total Returns, 10 Years [Percent]	9.50%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.94%
Average Annual Total Returns, 1 Year [Percent]	12.97%
Average Annual Total Returns, 5 Years [Percent]	4.84%
Average Annual Total Returns, 10 Years [Percent]	6.03%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.90%
Average Annual Total Returns, 1 Year [Percent]	15.70%
Average Annual Total Returns, 5 Years [Percent]	6.58%
Average Annual Total Returns, 10 Years [Percent]	7.85%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	8.90%
Average Annual Total Returns, 5 Years [Percent]	1.96%
Average Annual Total Returns, 10 Years [Percent]	3.37%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	9.42%
Average Annual Total Returns, 5 Years [Percent]	4.04%
Average Annual Total Returns, 10 Years [Percent]	5.06%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	5.33%
Average Annual Total Returns, 10 Years [Percent]	6.44%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	14.42%
Average Annual Total Returns, 5 Years [Percent]	5.67%
Average Annual Total Returns, 10 Years [Percent]	6.92%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	17.38%
Average Annual Total Returns, 5 Years [Percent]	7.41%
Average Annual Total Returns, 10 Years [Percent]	8.61%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Current Expenses [Percent]	0.93%
Average Annual Total Returns, 1 Year [Percent]	11.68%
Average Annual Total Returns, 5 Years [Percent]	3.78%
Average Annual Total Returns, 10 Years [Percent]	5.12%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Fixed Income ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Average Annual Total Returns, 1 Year [Percent]	6.33%
Average Annual Total Returns, 5 Years [Percent]	(0.96%)
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT iShares® Global Equity ETF Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	18.00%
Average Annual Total Returns, 5 Years [Percent]	10.86%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Digital Evolution Strategy Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	32.66%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Equity and Options Total Return Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	1.04%
Average Annual Total Returns, 1 Year [Percent]	16.22%
Average Annual Total Returns, 5 Years [Percent]	9.58%
Average Annual Total Returns, 10 Years [Percent]	11.58%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Inflation Managed Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	J.P. Morgan Investment Management Inc.
Current Expenses [Percent]	0.75%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Core Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	11.66%
Average Annual Total Returns, 5 Years [Percent]	11.86%
Average Annual Total Returns, 10 Years [Percent]	13.09%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	13.82%
Average Annual Total Returns, 5 Years [Percent]	18.76%
Average Annual Total Returns, 10 Years [Percent]	17.73%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.83%
Average Annual Total Returns, 1 Year [Percent]	6.56%
Average Annual Total Returns, 5 Years [Percent]	(1.01%)
Average Annual Total Returns, 10 Years [Percent]	1.83%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund Class P
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.68%
Average Annual Total Returns, 1 Year [Percent]	6.79%
Average Annual Total Returns, 5 Years [Percent]	(0.86%)
Average Annual Total Returns, 10 Years [Percent]	1.98%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	5.43%
Average Annual Total Returns, 5 Years [Percent]	1.88%
Average Annual Total Returns, 10 Years [Percent]	2.12%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Loomis Short Term High Yield Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Loomis, Sayles & Company, L.P.
Current Expenses [Percent]	0.87%
Average Annual Total Returns, 1 Year [Percent]	5.66%
Average Annual Total Returns, 5 Years [Percent]	3.26%
Average Annual Total Returns, 10 Years [Percent]	5.38%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Asset Allocation Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	0.95%
Average Annual Total Returns, 1 Year [Percent]	11.27%
Average Annual Total Returns, 5 Years [Percent]	7.91%
Average Annual Total Returns, 10 Years [Percent]	8.51%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Managed American Funds Growth-Income Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Nationwide Asset Management, LLC
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	10.66%
Average Annual Total Returns, 5 Years [Percent]	11.57%
Average Annual Total Returns, 10 Years [Percent]	11.40%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.41%
Average Annual Total Returns, 1 Year [Percent]	7.05%
Average Annual Total Returns, 5 Years [Percent]	8.70%
Average Annual Total Returns, 10 Years [Percent]	10.28%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Current Expenses [Percent]	1.30%
Average Annual Total Returns, 1 Year [Percent]	10.05%
Average Annual Total Returns, 5 Years [Percent]	8.34%
Average Annual Total Returns, 10 Years [Percent]	10.72%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT NASDAQ-100 Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.72%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	0.97%
Average Annual Total Returns, 1 Year [Percent]	34.99%
Average Annual Total Returns, 5 Years [Percent]	11.04%
Average Annual Total Returns, 10 Years [Percent]	7.65%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund Class Z
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Putnam International Value Fund: Class Z
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Putnam Investment Management, LLC
Current Expenses [Percent]	1.08%
Average Annual Total Returns, 1 Year [Percent]	34.95%
Average Annual Total Returns, 5 Years [Percent]	10.90%
Average Annual Total Returns, 10 Years [Percent]	7.45%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Real Estate Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Wellington Management Company LLP
Current Expenses [Percent]	1.17%
Average Annual Total Returns, 1 Year [Percent]	0.33%
Average Annual Total Returns, 5 Years [Percent]	5.43%
Average Annual Total Returns, 10 Years [Percent]	5.75%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT SP 500® Index Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.24%
Average Annual Total Returns, 1 Year [Percent]	17.60%
Average Annual Total Returns, 5 Years [Percent]	14.15%
Average Annual Total Returns, 10 Years [Percent]	14.55%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	BlackRock Investment Management, LLC
Current Expenses [Percent]	0.58%
Average Annual Total Returns, 1 Year [Percent]	12.14%
Average Annual Total Returns, 5 Years [Percent]	5.54%
Average Annual Total Returns, 10 Years [Percent]	9.10%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Small Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Jacobs Levy Equity Management, Inc.
Current Expenses [Percent]	1.31%
Average Annual Total Returns, 1 Year [Percent]	1.87%
Average Annual Total Returns, 5 Years [Percent]	7.70%
Average Annual Total Returns, 10 Years [Percent]	7.41%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Strategic Income Fund Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Strategic Income Fund: Class I
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Amundi Asset Management, US
Current Expenses [Percent]	0.80%
Average Annual Total Returns, 1 Year [Percent]	7.56%
Average Annual Total Returns, 5 Years [Percent]	5.81%
Average Annual Total Returns, 10 Years [Percent]	5.45%
Nationwide Destination SM Freedom+ | Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Nationwide Variable Insurance Trust - NVIT Victory Mid Cap Value Fund: Class II
Portfolio Company Adviser [Text Block]	Nationwide Fund Advisors
Portfolio Company Subadviser [Text Block]	Victory Capital Management Inc.
Current Expenses [Percent]	0.96%
Average Annual Total Returns, 1 Year [Percent]	2.30%
Average Annual Total Returns, 5 Years [Percent]	7.79%
Average Annual Total Returns, 10 Years [Percent]	7.55%
Nationwide Destination SM Freedom+ | New Age Alpha Variable Funds Trust NAA Large Growth Series
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	New Age Alpha Variable Funds Trust - NAA Large Growth Series
Portfolio Company Adviser [Text Block]	New Age Alpha Advisors, LLC
Current Expenses [Percent]	1.01%
Average Annual Total Returns, 1 Year [Percent]	17.02%
Average Annual Total Returns, 5 Years [Percent]	13.89%
Average Annual Total Returns, 10 Years [Percent]	17.04%
Nationwide Destination SM Freedom+ | New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio Service 2 Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Hybrid Securities
Portfolio Company Name [Text Block]	New York Life Investments VP Funds Trust - NYLIM VP MacKay Convertible Portfolio: Service 2 Class
Portfolio Company Adviser [Text Block]	New York Life Investment Management LLC
Portfolio Company Subadviser [Text Block]	MacKay Shields LLC
Current Expenses [Percent]	0.92%
Average Annual Total Returns, 1 Year [Percent]	15.99%
Average Annual Total Returns, 5 Years [Percent]	5.24%
Average Annual Total Returns, 10 Years [Percent]	10.00%
Nationwide Destination SM Freedom+ | PIMCO Variable Insurance Trust - All Asset Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - All Asset Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Portfolio Company Subadviser [Text Block]	Research Affiliates, LLC
Current Expenses [Percent]	2.23%
Average Annual Total Returns, 1 Year [Percent]	14.19%
Average Annual Total Returns, 5 Years [Percent]	5.49%
Average Annual Total Returns, 10 Years [Percent]	6.67%
Nationwide Destination SM Freedom+ | PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Real Assets
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Commodity RealReturn® Strategy Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	3.29%
Average Annual Total Returns, 1 Year [Percent]	18.66%
Average Annual Total Returns, 5 Years [Percent]	10.44%
Average Annual Total Returns, 10 Years [Percent]	6.42%
Nationwide Destination SM Freedom+ | PIMCO Variable Insurance Trust - Dynamic Bond Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Dynamic Bond Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.16%
Average Annual Total Returns, 1 Year [Percent]	8.00%
Average Annual Total Returns, 5 Years [Percent]	2.91%
Average Annual Total Returns, 10 Years [Percent]	3.45%
Nationwide Destination SM Freedom+ | PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Emerging Markets Bond Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.27%
Average Annual Total Returns, 1 Year [Percent]	14.86%
Average Annual Total Returns, 5 Years [Percent]	2.34%
Average Annual Total Returns, 10 Years [Percent]	4.96%
Nationwide Destination SM Freedom+ | PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged) Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	1.19%
Average Annual Total Returns, 1 Year [Percent]	3.85%
Average Annual Total Returns, 5 Years [Percent]	0.93%
Average Annual Total Returns, 10 Years [Percent]	2.78%
Nationwide Destination SM Freedom+ | PIMCO Variable Insurance Trust - Short-Term Portfolio Advisor Class
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Fixed Income
Portfolio Company Name [Text Block]	PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Class
Portfolio Company Adviser [Text Block]	PIMCO
Current Expenses [Percent]	0.75%
Average Annual Total Returns, 1 Year [Percent]	4.57%
Average Annual Total Returns, 5 Years [Percent]	3.14%
Average Annual Total Returns, 10 Years [Percent]	2.65%
Nationwide Destination SM Freedom+ | Putnam Variable Trust - Putnam VT George Putnam Balanced Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Allocation
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT George Putnam Balanced Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	13.95%
Average Annual Total Returns, 5 Years [Percent]	8.85%
Average Annual Total Returns, 10 Years [Percent]	10.17%
Nationwide Destination SM Freedom+ | Putnam Variable Trust - Putnam VT International Equity Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT International Equity Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited, The Putnam Advisory Company, LLC
Current Expenses [Percent]	1.06%
Average Annual Total Returns, 1 Year [Percent]	37.68%
Average Annual Total Returns, 5 Years [Percent]	9.28%
Average Annual Total Returns, 10 Years [Percent]	8.13%
Nationwide Destination SM Freedom+ | Putnam Variable Trust - Putnam VT Large Cap Value Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Large Cap Value Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.79%
Average Annual Total Returns, 1 Year [Percent]	20.35%
Average Annual Total Returns, 5 Years [Percent]	15.38%
Average Annual Total Returns, 10 Years [Percent]	13.30%
Nationwide Destination SM Freedom+ | Putnam Variable Trust - Putnam VT Sustainable Leaders Fund Class IB
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Putnam Variable Trust - Putnam VT Sustainable Leaders Fund: Class IB
Portfolio Company Adviser [Text Block]	Putnam Investment Management, LLC
Portfolio Company Subadviser [Text Block]	Franklin Advisers, Inc., Franklin Templeton Investment Management Limited
Current Expenses [Percent]	0.88%
Average Annual Total Returns, 1 Year [Percent]	10.69%
Average Annual Total Returns, 5 Years [Percent]	10.34%
Average Annual Total Returns, 10 Years [Percent]	14.69%
Nationwide Destination SM Freedom+ | Rydex Variable Trust - Consumer Products Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Consumer Products Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.79%
Average Annual Total Returns, 1 Year [Percent]	(3.52%)
Average Annual Total Returns, 5 Years [Percent]	1.32%
Average Annual Total Returns, 10 Years [Percent]	3.80%
Nationwide Destination SM Freedom+ | Rydex Variable Trust - Financial Services Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Rydex Variable Trust - Financial Services Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.83%
Average Annual Total Returns, 1 Year [Percent]	10.76%
Average Annual Total Returns, 5 Years [Percent]	11.31%
Average Annual Total Returns, 10 Years [Percent]	9.88%
Nationwide Destination SM Freedom+ | Rydex Variable Trust - Global Managed Futures Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Rydex Variable Trust - Global Managed Futures Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	2.18%
Average Annual Total Returns, 1 Year [Percent]	3.65%
Average Annual Total Returns, 5 Years [Percent]	3.94%
Average Annual Total Returns, 10 Years [Percent]	1.27%
Nationwide Destination SM Freedom+ | Rydex Variable Trust - Multi-Hedge Strategies Fund
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	Rydex Variable Trust - Multi-Hedge Strategies Fund
Portfolio Company Adviser [Text Block]	Guggenheim Investments
Current Expenses [Percent]	1.75%
Average Annual Total Returns, 1 Year [Percent]	1.25%
Average Annual Total Returns, 5 Years [Percent]	1.23%
Average Annual Total Returns, 10 Years [Percent]	1.62%
Nationwide Destination SM Freedom+ | T. Rowe Price Equity Series Inc. - T. Rowe Price Health Sciences Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Current Expenses [Percent]	1.11%
Average Annual Total Returns, 1 Year [Percent]	17.80%
Average Annual Total Returns, 5 Years [Percent]	3.86%
Average Annual Total Returns, 10 Years [Percent]	8.70%
Nationwide Destination SM Freedom+ | T. Rowe Price Equity Series Inc. - T. Rowe Price Mid-Cap Growth Portfolio II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
Portfolio Company Adviser [Text Block]	T. Rowe Price Associates, Inc.
Portfolio Company Subadviser [Text Block]	T. Rowe Price Investment Management, Inc.
Current Expenses [Percent]	1.09%
Average Annual Total Returns, 1 Year [Percent]	3.29%
Average Annual Total Returns, 5 Years [Percent]	3.58%
Average Annual Total Returns, 10 Years [Percent]	9.54%
Nationwide Destination SM Freedom+ | The Merger Fund VL - The Merger Fund VL Class I
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Alternative Strategies
Portfolio Company Name [Text Block]	The Merger Fund VL - The Merger Fund VL: Class I
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Westchester Capital Management, LLC, an affiliate of VIA.
Current Expenses [Percent]	1.54%
Average Annual Total Returns, 1 Year [Percent]	5.23%
Average Annual Total Returns, 5 Years [Percent]	2.98%
Average Annual Total Returns, 10 Years [Percent]	4.04%
Nationwide Destination SM Freedom+ | VanEck VIP Trust - VanEck VIP Emerging Markets Fund Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.55%
Average Annual Total Returns, 1 Year [Percent]	29.63%
Average Annual Total Returns, 5 Years [Percent]	(1.10%)
Average Annual Total Returns, 10 Years [Percent]	5.08%
Nationwide Destination SM Freedom+ | VanEck VIP Trust - VanEck VIP Global Gold Fund Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Gold Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.45%
Average Annual Total Returns, 1 Year [Percent]	164.43%
Average Annual Total Returns, 5 Years [Percent]	20.00%
Average Annual Total Returns, 10 Years [Percent]	20.88%
Nationwide Destination SM Freedom+ | VanEck VIP Trust - VanEck VIP Global Resources Fund Class S
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	VanEck VIP Trust - VanEck VIP Global Resources Fund: Class S
Portfolio Company Adviser [Text Block]	Van Eck Associates Corporation
Current Expenses [Percent]	1.32%
Average Annual Total Returns, 1 Year [Percent]	36.17%
Average Annual Total Returns, 5 Years [Percent]	10.24%
Average Annual Total Returns, 10 Years [Percent]	8.06%
Nationwide Destination SM Freedom+ | Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio Class II
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Victory Variable Insurance Funds II - Victory Pioneer Fund VCT Portfolio: Class II
Portfolio Company Adviser [Text Block]	Victory Capital Management, Inc.
Current Expenses [Percent]	1.00%
Average Annual Total Returns, 1 Year [Percent]	23.08%
Average Annual Total Returns, 5 Years [Percent]	14.69%
Average Annual Total Returns, 10 Years [Percent]	15.47%
Nationwide Destination SM Freedom+ | Virtus Variable Insurance Trust - Virtus Duff Phelps Real Estate Securities Series Class A
Variable Option [Line Items]
Portfolio Company Objective [Text Block]	Equity
Portfolio Company Name [Text Block]	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class A
Portfolio Company Adviser [Text Block]	Virtus Investment Advisers, Inc.
Portfolio Company Subadviser [Text Block]	Duff & Phelps Investment Management Co., an affiliate of VIA.
Current Expenses [Percent]	1.10%
Average Annual Total Returns, 1 Year [Percent]	0.72%
Average Annual Total Returns, 5 Years [Percent]	6.06%
Average Annual Total Returns, 10 Years [Percent]	5.95%
Nationwide Destination SM Freedom+ | Standard Death Benefit [Member]
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Standard Death Benefit
Purpose of Benefit [Text Block]	Death benefit upon death of Annuitant prior to Annuitization
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Nationwide may limit purchase payments to $1,000,000
Name of Benefit [Text Block]	Standard Death Benefit
Operation of Benefit [Text Block]	If the Annuitant dies prior to the Annuitization Date, the death benefit will be the Contract Value. Death BenefitDeath of Contract Owner If a Contract Owner (including a joint owner) who is not the Annuitant dies before the Annuitization Date, no death benefit is payable and the surviving joint owner becomes the Contract Owner. If there is no surviving joint owner, the contingent owner becomes the Contract Owner. If there is no surviving contingent owner, the beneficiary becomes the Contract Owner. If there is no surviving beneficiary, the last surviving Contract Owner's estate becomes the Contract Owner. A distribution of the Contract Value will be made in accordance with tax rules and as described in Appendix C: Contract Types and Tax Information. A CDSC may apply.Death of Annuitant If the Annuitant who is not a Contract Owner dies before the Annuitization Date, the Contingent Annuitant becomes the Annuitant and no death benefit is payable. If no Contingent Annuitant is named, a death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries or contingent beneficiaries survive the Annuitant, the Contract Owner or the last surviving Contract Owner's estate will receive the death benefit. If the Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.If the Contract Owner is a Charitable Remainder Trust and the Annuitant dies before the Annuitization Date, the death benefit will accrue to the Charitable Remainder Trust. Any designation in conflict with the Charitable Remainder Trust's right to the death benefit will be void. Death of Contract Owner/Annuitant If a Contract Owner (including a joint owner) who is also the Annuitant dies before the Annuitization Date, a death benefit is payable to the surviving joint owner. If there is no surviving joint owner, the death benefit is payable to the beneficiary. Multiple beneficiaries will share the death benefit equally unless otherwise specified. If no beneficiaries survive the Contract Owner/Annuitant, the contingent beneficiary receives the death benefit. Multiple contingent beneficiaries will share the death benefit equally unless otherwise specified. If no contingent beneficiaries survive the Contract Owner/Annuitant, the last surviving Contract Owner's estate will receive the death benefit. If the Contract Owner/Annuitant dies after the Annuitization Date, any benefit that may be payable will be paid according to the selected annuity payment option.Death Benefit Payment The recipient of the death benefit may elect to receive the death benefit: (1)in a lump sum; (2)as an annuity (see Annuity Payment Options); or (3)in any other manner permitted by law and approved by Nationwide. Premium taxes may be deducted from death benefit proceeds. Nationwide will pay (or will begin to pay) the death benefit after it receives proof of death and the instructions as to the payment of the death benefit. Death benefit claims must be submitted to the Service Center. If the recipient of the death benefit does not elect the form in which to receive the death benefit payment, Nationwide will pay the death benefit in a lump sum. Contract Value will continue to be allocated according to the most recent allocation instructions until the death benefit is paid. If the contract has multiple beneficiaries entitled to receive a portion of the death benefit, the Contract Value will continue to be allocated according to the most recent allocation instructions until the first beneficiary provides Nationwide with all the information necessary to pay that beneficiary's portion of the death benefit proceeds. At the time the first beneficiary’s proceeds are paid, the remaining portion(s) of the death benefit proceeds that are allocated to Sub-Accounts will be reallocated to the available money market Sub-Account until instructions are received from the remaining beneficiary(ies).
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the standard death benefit. On the date of Ms. P’s death, her Contract Value = $24,000. The death benefit for Ms. P’s contract will equal $24,000.

Death Benefit CalculationsAn applicant may elect either the standard death benefit (Return of Contract Value) or an available death benefit option that is offered under the contract for an additional charge. If no election is made at the time of application, the death benefit will be the standard death benefit.As indicated previously, the death benefit calculations discussed in this provision may not apply if the Contract Owner has been changed or the contract has been assigned.The value of each component of the death benefit calculation will be determined as of the date of the Annuitant's death, except for the Contract Value component, which will be determined as of the date Nationwide receives: (1)proper proof of the Annuitant's death; (2)an election specifying the distribution method; and (3)any state required form(s).
Nationwide Destination SM Freedom+ | Enhanced Surrender Value for Terminal Illness
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Purpose of Benefit [Text Block]	Early payment of death benefit (applicable to optional death benefits)
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Benefit is available after the first Contract Anniversary● Annuitant (or Co-annuitant) must be terminally ill● Requires full surrender of the contract● Restrictions exist on the parties named to the contract
Name of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness
Operation of Benefit [Text Block]	Enhanced Surrender Value for Terminal Illness If an optional death benefit is elected, Nationwide will pay the Contract Value plus any additional amount necessary to equal the if the Contract Owner/Annuitant (or Co-Annuitant, if applicable) is terminally ill and the Contract Owner fully surrenders the Contract after the first Contract Anniversary. There is no additional charge for this benefit and no CDSC will be deducted from the surrender proceeds.
Example:
Mr. V, who has owned his contract for 4 years, was recently diagnosed with a terminal illness and wishes to surrender his contract. Under the Enhanced Surrender Value for
Terminal Illness, assuming all conditions were met, upon surrender of the contract,
Nationwide will pay Mr. V his Contract Value and an additional amount necessary to equal the death benefit that Mr. V elected.

Under this provision, no enhanced surrender value will be paid unless: •The same person is named as Contract Owner and as Annuitant since Contract issuance, and •The Contract Owner or Co-Annuitant has been diagnosed by a physician to have a terminal illness and Nationwide receives and records an application, on a form satisfactory to Nationwide, containing a certification from that physician indicating such diagnosis. Once the Contract Owner submits an approved application, the decision to surrender the contract and receive the enhanced surrender value is irrevocable.
Nationwide Destination SM Freedom+ | Asset Rebalancing
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic reallocation of assets on a predetermined percentage basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Asset Rebalancing (see Contract Owner Services)
Operation of Benefit [Text Block]	Asset Rebalancing Asset Rebalancing is the automatic reallocation of Contract Values to the Sub-Accounts on a predetermined percentage basis. Requests for Asset Rebalancing must be on a Nationwide form and submitted to the Service Center. Once Asset Rebalancing is elected, it will only be terminated upon specific instruction from the Contract Owner; manual transfers will not automatically terminate the program. Currently, there is no additional charge for Asset Rebalancing. Asset Rebalancing occurs every three months or on another frequency if permitted by Nationwide. If the last day of the designated rebalancing period falls on a Saturday, Sunday, recognized holiday, or any other day when the New York Stock Exchange is closed, Asset Rebalancing will occur on the next business day. Each Asset Rebalancing reallocation is considered a transfer event (see Transfer Restrictions). Contract Owners should consult a financial professional to discuss the use of Asset Rebalancing. Nationwide reserves the right to stop establishing new Asset Rebalancing programs. Existing Asset Rebalancing programs will remain in effect unless otherwise terminated.
Calculation Method of Benefit [Text Block]
Example:
Mr. C elects to participate in Asset Rebalancing and has instructed his Contract Value be allocated as follows: 40% to Sub-Account A, 40% to Sub-Account B, and 20% to Sub-
Account C. Mr. C elects to rebalance quarterly. Each quarter, Nationwide will automatically rebalance Mr. C’s Contract Value by transferring Contract Value among the three elected
Sub-Accounts so that his 40%/40%/20% allocation remains intact.

Nationwide Destination SM Freedom+ | Dollar Cost Averaging
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Purpose of Benefit [Text Block]	Long-term transfer program involving automatic transfer of assets
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Name of Benefit [Text Block]	Dollar Cost Averaging (see Contract Owner Services)
Operation of Benefit [Text Block]	Dollar Cost AveragingDollar Cost Averaging is a long-term transfer program that allows the Contract Owner to make regular, level investments over time. Dollar Cost Averaging involves the automatic transfer of a specific amount from certain Sub-Accounts into other Sub-Accounts. With this service, the Contract Owner benefits from the ability to invest in the Sub-Accounts over a period of time, thereby smoothing out the effects of market volatility. Nationwide does not guarantee that this program will result in profit or protect Contract Owners from loss. Contract Owners direct Nationwide to automatically transfer specified amounts from the following Sub-Account(s) (if available): •Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class II •Nationwide Variable Insurance Trust - NVIT Loomis Core Bond Fund: Class P •Nationwide Variable Insurance Trust - NVIT Loomis Short Term Bond Fund: Class II •PIMCO Variable Insurance Trust - Short-Term Portfolio: Advisor Classto any other Sub-Account(s). Transfers occur monthly. Nationwide will process transfers until either the value in the originating investment option is exhausted or the Contract Owner instructs Nationwide to stop the transfers. When a Contract Owner instructs Nationwide to stop the transfers, all amounts remaining in the originating Sub-Account will remain allocated to the Sub-Account, unless Nationwide is instructed otherwise. Dollar Cost Averaging transfers are not considered transfer events. Nationwide reserves the right to stop establishing new Dollar Cost Averaging programs.
Calculation Method of Benefit [Text Block]
Example:
Ms. T elects to participate in Dollar Cost Averaging and has transferred $25,000 to an eligible Sub-Account (Sub-Account S) that will serve as the source investment option for her
Dollar Cost Averaging program. She would like the Dollar Cost Averaging transfers to be allocated as follows: $500 to Sub-Account L and $1,000 to Sub-Account M. Each month,
Nationwide will automatically transfer $1,500 from Sub-Account S and allocate $1,000 to
Sub-Account M and $500 to Sub-Account L.

Nationwide Destination SM Freedom+ | Systematic Withdrawals
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Purpose of Benefit [Text Block]	Automatic withdrawals of Contract Value on a periodic basis
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● Withdrawals must be at least $100 each
Name of Benefit [Text Block]	Systematic Withdrawals (see Contract Owner Services)
Operation of Benefit [Text Block]	Systematic Withdrawals Systematic Withdrawals allow Contract Owners to receive a specified amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. Requests for Systematic Withdrawals and requests to discontinue Systematic Withdrawals must be submitted in good order and in writing to the Service Center. The withdrawals will be taken from the Sub-Accounts proportionally unless Nationwide is instructed otherwise. Nationwide will withhold federal income taxes from Systematic Withdrawals unless otherwise instructed by the Contract Owner. The Internal Revenue Service may impose a 10% penalty tax if the Contract Owner is under age 59½, unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments. A CDSC may apply to amounts taken through Systematic Withdrawals. If the Contract Owner takes Systematic Withdrawals, the maximum amount that can be withdrawn annually without a CDSC is the greater of the amount available under the CDSC-free withdrawal privilege (see Contingent Deferred Sales Charge), and a given percentage of the Contract Value that is based on the Contract Owner's age, as shown in the following table:
Contract Owner's Age	Percentage of Contract Value
Under age 59½	5%
59½ through age 61	7%
62 through age 64	8%
65 through age 74	10%
75 and over	13%
The Contract Owner's age is determined as of the date the request for Systematic Withdrawals is recorded by the Service Center. For joint owners, the older joint owner's age will be used. The CDSC-free withdrawal privilege for Systematic Withdrawals is non-cumulative. Free amounts not taken during any Contract Year cannot be taken as free amounts in a subsequent Contract Year. In any given Contract Year, any amount withdrawn in excess of the amount permitted under this program will be subject to the CDSC provisions (see Contingent Deferred Sales Charge). Nationwide reserves the right to stop establishing new Systematic Withdrawal programs. Systematic Withdrawals are not available before the end of the free look period.
Calculation Method of Benefit [Text Block]
Example:
Ms. H elects to take Systematic Withdrawals equal to $5,000 on a quarterly basis. She has not directed that the withdrawals be taken from specific Sub-Accounts, so each quarter,
Nationwide will withdraw $5,000 from Ms. H’s contract proportionally from each Sub-
Account, and will mail her a check or wire the funds to the financial institution of her choice.

Nationwide Destination SM Freedom+ | Nationwide Guided Portfolio Strategies
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Nationwide Guided Portfolio Strategies
Purpose of Benefit [Text Block]	Preset asset allocation models
Standard Benefit Expense (of Other Amount), Maximum [Percent]	0.00%
Brief Restrictions / Limitations [Text Block]	● The entire Contract Value must be allocated to the elected GPS
Name of Benefit [Text Block]	Nationwide Guided Portfolio Strategies
Nationwide Destination SM Freedom+ | No CDSC Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Optional Benefit Expense, Footnotes [Text Block]	The charge associated with this option is assessed for the life of the contract.
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	No CDSC Option ("C Schedule Option")
Purpose of Benefit [Text Block]	Removal of standard CDSC schedule
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.35%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.35%
Optional Benefit Expense, Footnotes [Text Block]	The charge associated with this option is assessed for the life of the contract.
Brief Restrictions / Limitations [Text Block]	● Must be elected at application● Election is irrevocable
Name of Benefit [Text Block]	No CDSC Option ("C Schedule Option")
Nationwide Destination SM Freedom+ | Highest Anniversary Value Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Highest Anniversary Enhanced Death Benefit Option
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.30%
Brief Restrictions / Limitations [Text Block]	● Limited availability● Annuitant must be 75 or younger at application● May not be elected if another death benefit option is elected● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000● Death benefit calculation is adjusted if purchase payments exceed $3,000,000Spousal Protection Feature:● Not applicable to Charitable Remainder Trusts● One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner● For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner● Only available to Contract Owner’s spouse● Spouses must be Co-Annuitants● Both spouses must be 75 or younger at contract issuance● Spouses must be named as beneficiaries● No other person may be named as Contract Owner, Annuitant, or primary beneficiary● Benefit is forfeited if certain changes to the parties or assignments are made
Name of Benefit [Text Block]	Highest Anniversary Enhanced Death Benefit Option
Nationwide Destination SM Freedom+ | Return of Premium Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Name of Benefit [Text Block]	Return of Premium Enhanced Death Benefit Option
Purpose of Benefit [Text Block]	Enhanced death benefit
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Optional Benefit Expense (of Other Amount), Current [Percent]	0.20%
Brief Restrictions / Limitations [Text Block]	● Limited availability● Annuitant must be 75 or younger at application● May not be elected if another death benefit option is elected● Must be elected at application● Election is irrevocable● Certain ownership changes and assignments could reduce the death benefit● Nationwide may limit purchase payments to $1,000,000● Death benefit calculation is adjusted if purchase payments exceed $3,000,000Spousal Protection Feature:● Not applicable to Charitable Remainder Trusts● One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner● For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner● Only available to Contract Owner’s spouse● Spouses must be Co-Annuitants● Both spouses must be 75 or younger at contract issuance● Spouses must be named as beneficiaries● No other person may be named as Contract Owner, Annuitant, or primary beneficiary● Benefit is forfeited if certain changes to the parties or assignments are made
Name of Benefit [Text Block]	Return of Premium Enhanced Death Benefit Option
Operation of Benefit [Text Block]	Standard Death Benefit (Return of Contract Value)If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greater of: (1)the Contract Value; or (2)the total of all purchase payments, less an adjustment for amounts withdrawn.
Calculation Method of Benefit [Text Block]	Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals will reduce the death benefit. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals will reduce the death benefit.The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals will reduce the death benefit. If the Annuitant dies prior to the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
(A x F) + B(1 - F), where
A	=	the greater of:
(1) the Contract Value; or
(2) the total of all purchase payments, less an adjustment for amounts withdrawn.
B	=	the Contract Value; and
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). All withdrawals will reduce the death benefit. The practical effect of this formula is that, in down markets, the beneficiary recovers a lesser percentage of purchase payments in excess of $3,000,000 than for purchase payments up to $3,000,000. In up markets, the formula is less likely to have a negative effect. In no event will the beneficiary receive less than the Contract Value.
Nationwide Destination SM Freedom+ | Highest Anniversary Enhanced Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.30%
Operation of Benefit [Text Block]	Highest Anniversary Enhanced Death Benefit OptionFor an additional charge at an annualized rate of 0.30% of the Daily Net Assets, an applicant can elect the Highest Anniversary Enhanced Death Benefit Option. The Highest Anniversary Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date. The Highest Anniversary Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Calculation Method of Benefit [Text Block]	If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is less than or equal to $3,000,000, the death benefit will be the greatest of: (1)the Contract Value; (2)the total of all purchase payments, less an adjustment for amounts withdrawn; or (3)the highest Contract Value on any Contract Anniversary before the Annuitant’s 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.
Example:
For an example of how the Highest Anniversary Enhanced Death Benefit Option is calculated, see Appendix D: Highest Anniversary Enhanced Death Benefit Option Example
If the Annuitant dies before the Annuitization Date and the total of all purchase payments made to the contract is greater than $3,000,000, the death benefit will be determined using the following formula:
A x F + B x (1 - F) Where:
A	=	The greatest of:
(1) the Contract Value;
(2) the total of all purchase payments made to the contract, less an adjustment for amounts withdrawn; and
(3)
the highest Contract Value on any Contract Anniversary before the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.

B	=	the Contract Value;
F	=	the ratio of $3,000,000 to the total of all purchase payments made to the contract.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Highest Anniversary Enhanced Death Benefit Option. On the date of Ms. P’s death, her
Contract Value = $3,500,000, her total purchase payments = $4,000,000, and A =
$4,300,000. Therefore, F = $3,000,000 / $4,000,000 or 0.75, and the death benefit for Ms.
P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,300,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,225,000 + $875,000
The death benefit for Ms. P’s contract is $4,100,000.
Appendix D: Highest Anniversary Enhanced Death Benefit Option Example The purpose of this example is to show the calculations used to determine the death benefit if the Highest Anniversary Enhanced Death Benefit Option is elected. The calculation assumes that the Annuitant dies before the Annuitization Date and that the total of all purchase payments made to the contract is less than $3,000,000. The death benefit will be the greatest of: (1)the Contract Value; (2)the total of all purchase payments, less an adjustment for amounts withdrawn; or (3)the highest Contract Value on any Contract Anniversary prior to the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary. Any adjustment for amounts withdrawn will reduce the applicable factor above in the same proportion that the Contract Value was reduced on the date(s) of the partial withdrawal(s). Contract History
Date	Event/Transaction Type	Transaction Amount	Contract Value*
01-01-1986	Initial Purchase Payment	$100,000	$100,000
01-01-1990	Partial Withdrawal	$10,000	$106,678
01-01-1992	Contract Anniversary	n/a	$106,678
03-01-1996	Annuitant’s 80th birthday	n/a	$90,326
02-01-2009	Annuitant’s death and the date Nationwide received information to pay the death benefit	n/a	$97,113
*The Contract Value shown assumes a hypothetical variable net return and could be higher or lower than the amounts indicated depending on the performance of the Sub-Accounts in which the Contract Owner allocates the Contract Value. Calculations
(1)	the Contract Value;	$97,113
(2)	the total of all purchase payments, less an adjustment for amounts withdrawn; or	$91,429
(3)	the highest Contract Value on any Contract Anniversary prior to the Annuitant's 80th birthday, less an adjustment for amounts subsequently withdrawn, plus purchase payments received after that Contract Anniversary.	$106,678
Conclusion Death Benefit = $106,678
Nationwide Destination SM Freedom+ | Return of Premium Enhanced Death Benefit Option
Item 4. Fee Table [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Item 10. Benefits Available [Line Items]
Optional Benefit Expense (of Other Amount), Maximum [Percent]	0.20%
Operation of Benefit [Text Block]	Return of Premium Enhanced Death Benefit OptionFor an additional charge at an annualized rate of 0.20% of the Daily Net Assets, an applicant can elect the Return of Premium Enhanced Death Benefit Option (as used herein, "premium" means purchase payments made to the contract), which provides a death benefit that is the greater of (i) Contract Value or (ii) purchase payments less an adjustment for withdrawals. The Return of Premium Enhanced Death Benefit Option is only available for contracts with Annuitants age 75 or younger at the time of application. This option must be elected at the time of application, and the option is irrevocable. The charge associated with this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and will be assessed until annuitization. Nationwide may realize a profit from the charge assessed for this option. This option, and any charge associated with it, will automatically terminate on the Annuitization Date.
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Enhanced Death Benefit Option. On the date of Ms. P’s death, her
Contract Value = $24,000 and her total purchase payments (adjusted for amounts withdrawn) = $26,000. The death benefit for Ms. P’s contract will equal $26,000.

The Return of Premium Enhanced Death Benefit Option also includes the Long-Term Care/Nursing Home and Terminal Illness Waiver which allows for the withdrawals without CDSC if certain conditions are met (see Contingent Deferred Sales Charge), and the Spousal Protection Feature, which allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse (see Spousal Protection Feature).
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. She has elected the
Return of Premium Enhanced Death Benefit Option. On the date of Ms. P’s death, her
Contract Value = $3,500,000, her total purchase payments (adjusted for amounts withdrawn) = $4,000,000, and F = $3,000,000 / $4,000,000 or 0.75. The death benefit for
Ms. P’s contract is determined as follows:

(A x F) + B(1 - F), which is
($4,000,000 x 0.75) + $3,500,000(1 - 0.75), which is
$3,000,000 + $875,000
The death benefit for Ms. P’s contract is $3,875,000.

Nationwide Destination SM Freedom+ | C Schedule Option
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	C Schedule OptionAn applicant can elect the C Schedule Option, which eliminates the standard CDSC schedule (the B Schedule) from the contract. The C Schedule Option must be elected at the time of application, and the option is irrevocable. In exchange, Nationwide assesses a charge at an annualized rate of 0.35% of the Daily Net Assets. The charge for this option is calculated and deducted daily as part of the Accumulation Unit value calculation, and is assessed before and after annuitization (for the life of the contract). Nationwide may realize a profit from the charge assessed for this option. Some Nationwide contracts provide for additional credits to be applied to a contract when cumulative purchase payments reach certain aggregate levels. For purposes of determining cumulative purchase payments, Nationwide may also include purchase payments to other Nationwide annuity contracts. Note: Election of the C Schedule Option makes this contract ineligible to be included when determining cumulative purchase payments for such additional credits.
Calculation Method of Benefit [Text Block]
Example:
Mr. B elected the C Schedule Option at the time of application. No withdrawals that Mr. B takes from the contract will be assessed a CDSC.

Nationwide Destination SM Freedom+ | Spousal Protection Feature
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Spousal Protection Feature Each of the optional death benefits includes a Spousal Protection Feature. The Spousal Protection Feature is not available for contracts issued as Charitable Remainder Trusts. The Spousal Protection Feature allows a surviving spouse to continue the contract while receiving the economic benefit of the death benefit upon the death of the other spouse, provided the conditions described below are satisfied:(1)One or both spouses (or a revocable trust of which either or both of the spouses is/are grantor(s)) must be named as the Contract Owner. For contracts issued as an IRA or Roth IRA, only the person for whom the IRA or Roth IRA was established may be named as the Contract Owner; (2)The spouses must be Co-Annuitants; (3)Both spouses must be age 75 or younger at the time the contract is issued; (4)Both spouses must be named as beneficiaries; (5)No person other than the spouse may be named as Contract Owner, Annuitant, or primary beneficiary; (6)If both spouses are alive upon annuitization, the Contract Owner must specify which spouse is the Annuitant upon whose continuation of life any annuity payments involving life contingencies depend (for an IRA or Roth IRA contract, this person must be the Contract Owner); and (7)If the Contract Owner requests to add a Co-Annuitant after contract issuance, the date of marriage must be after the contract issue date and Nationwide will require the Contract Owner to provide a copy of the marriage certificate. If a Co-Annuitant dies before the Annuitization Date, the surviving spouse may continue the contract as its sole Contract Owner. Additionally, if the death benefit value is higher than the Contract Value at the time of the first Co-Annuitant's death, Nationwide will adjust the Contract Value to equal the death benefit value. The surviving Co-Annuitant may then name a new beneficiary but may not name another Co-Annuitant. If the marriage of the Co-Annuitants terminates due to the death of a spouse, divorce, dissolution, or annulment, the Spousal Protection Feature terminates and the Contract Owner is not permitted to cover a subsequent spouse. The Spousal Protection Feature may not apply if certain changes to the parties or assignments are made to the contract. Contract Owners contemplating changes to the parties to the contract, including assignments, should contact their financial professional to determine how the changes impact the Spousal Protection Feature.
Calculation Method of Benefit [Text Block]
Example:
On June 1, which is before her Annuitization Date, Ms. P passes away. Her death benefit contains the Spousal Protection Feature. The death benefit on Ms. P’s contract equals $24,000.
Ms. P was married to Mr. P at the time of her death. Under the Spousal Protection Feature, assuming all conditions were met, Mr. P has the option, instead of receiving the $24,000 death benefit, to continue the contract as if it were his own. If he elects to do so, the
Contract Value, if it is lower than $24,000, will be adjusted to equal the $24,000 death benefit. From that point forward, the contract will be his and all provisions of the contract apply. Upon Mr. P’s death, his beneficiary will then receive a death benefit equal to the elected death benefit under the contract.

Nationwide Destination SM Freedom+ | Spousal Protection
Item 10. Benefits Available [Line Items]
Operation of Benefit [Text Block]	Additional purchase payments applied to the contract after receiving the benefit associated with the Spousal Protection Feature are subject to the CDSC provisions of the contract. However, no CDSC will apply to purchase payments applied to the contract before the death of the first spouse.
Nationwide Destination SM Freedom+ | Risk of Loss [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Yes. Contract Owners of variable annuities can lose money by investing in the contract, including loss of principal (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Risk of loss. The Sub-Accounts invest in underlying mutual funds. Underlying mutual funds are variable investments, meaning their value will increase or decrease based on the performance of their portfolio holdings. Poor underlying mutual fund performance can result in a loss of Contract Value and/or principal.
Nationwide Destination SM Freedom+ | Not Short Term Investment Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	No. The contract is not a short-term investment and is not appropriate for an investor who needs ready access to cash. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership (see Principal Risks).A CDSC may apply for up to 5 years following the last purchase payment and could reduce the value of the contract if purchase payments are withdrawn during that time (see Contingent Deferred Sales Charge). The benefits of tax deferral also mean that the contract is more beneficial to investors with a long time horizon (see Principal Risks).
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Not a short-term investment. In general, deferred variable annuities are long-term investments; they are not suitable as short-term savings vehicles. Nationwide has designed the contract to offer features, pricing, and investment options that encourage long-term ownership. Specifically: •A Contract Owner who takes withdrawals from the contract within five years of purchasing the contract or making a purchase payment could be subject to a CDSC, which in the short-term will reduce Contract Value or the amount payable to you, and in the long-term will reduce the ability of the Contract Value to grow over time. •A Contract Owner who takes withdrawals from the contract before reaching age 59 1/2 could be subject to tax penalties that are mandated by the federal tax laws.
Nationwide Destination SM Freedom+ | Investment Options Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	● Investment in this contract is subject to the risk of poor investment performance. Investment experience can vary depending on the investment options chosen by the Contract Owner.● Each investment option has its own unique risks.● Review the prospectuses and disclosures for the investment options before making an investment decision.See Principal Risks.
Nationwide Destination SM Freedom+ | Insurance Company Risk [Member]
Item 3. Key Information [Line Items]
Risk [Text Block]	Investment in the contract is subject to the risks associated with Nationwide, including that any obligations, guarantees, or benefits are subject to the claims-paying ability of Nationwide. More information about Nationwide, including its financial strength ratings, is available by contacting Nationwide at the address and/or toll-free phone number indicated in Contacting the Service Center (see Principal Risks).
Nationwide Destination SM Freedom+ | Investment option availability
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Investment option availability. Nationwide reserves the right to change the Sub-Accounts available under the contract, including adding new Sub-Accounts, discontinuing availability of Sub-Accounts, and substituting underlying mutual funds for Sub-Accounts. Decisions to make such changes are at Nationwide’s discretion but will be in accordance with Nationwide’s internal policies and procedures relating to such matters. Any changes to the availability of Sub-Accounts may be subject to regulatory approval and notice will be provided.
Nationwide Destination SM Freedom+ | Investment option restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nationwide Destination SM Freedom+ | Purchase payment restrictions
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Purchase payment restrictions. A Contract Owner's ability to make subsequent purchase payments is subject to limitations under the contract, and may be subject to additional limitations under an optional benefit. Restrictions on subsequent purchase payments may limit a Contract Owner's ability to increase the value of the contract and its benefits through additional investments.
Nationwide Destination SM Freedom+ | Investment advisory fees
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nationwide Destination SM Freedom+ | Purchase Payment Credit Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nationwide Destination SM Freedom+ | EV Option Risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]
Nationwide Destination SM Freedom+ | Active trading
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Active trading. Neither the contracts described in this prospectus nor the underlying mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts. Nationwide discourages (and will take action to deter) short-term trading in this contract because the frequent movement between or among Sub-Accounts may negatively impact other investors in the contract. In certain circumstances, to address active trading, Nationwide may require transfer requests to be submitted via U.S. mail. Additionally, underlying mutual funds are required to take certain actions in order to protect shareholders from negative impacts of short-term trading, which may include requiring Nationwide to prohibit particular Contract Owners from investing in a Sub-Account that invests in the impacted underlying mutual fund.
Nationwide Destination SM Freedom+ | Financial strength
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Financial strength. Contractual guarantees that exceed the value of the assets in the Variable Account (including death benefit guarantees that exceed the Contract Value) are paid from Nationwide’s general account, which is subject to Nationwide’s financial strength and claims-paying ability. If Nationwide experiences financial distress, it may not be able to meet its obligations.
Nationwide Destination SM Freedom+ | Regulatory risk
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Regulatory risk. The contract is governed by various state and federal laws and regulations, which are subject to change. Those changes could require Nationwide to make changes to the contract that alter the nature or value of certain benefits. Additionally, changes to the tax laws or regulations could limit or eliminate the tax benefits of the contract, resulting in greater tax liability or less earnings.
Nationwide Destination SM Freedom+ | Cybersecurity
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Cybersecurity. Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners and service providers. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cybersecurity incident. These risks include direct risks, such as theft, misuse, corruption, and destruction of data maintained by Nationwide, and indirect risks, such as denial of service, attacks on systems or websites and other operational disruptions that could severely impede Nationwide’s ability to conduct its businesses or administer the contract (e.g., calculate unit values or process transactions). Financial services companies and their third-party service providers are increasingly the targets of cyber-attacks. The techniques used to attack systems and networks change frequently and are becoming more sophisticated, including through the use of artificial intelligence (AI) and AI-powered tools. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and contract values. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, there can be no guarantee that Nationwide, its service providers, intermediaries, or the underlying mutual funds will be able to avoid or readily detect cybersecurity incidents affecting Contract Owners in the future. In the event that contract administration or contract values are adversely affected as a result of a failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to take corrective action and restore Contract Values to the levels that they would have been had the cybersecurity incident not occurred. Nationwide will not, however, be responsible for any adverse impact to contracts or contract values that result from the Contract Owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks or to protect personal information.
Nationwide Destination SM Freedom+ | Business Continuity Risks
Item 5. Principal Risks [Line Items]
Principal Risk [Text Block]	Business continuity risks. Nationwide is exposed to risks related to natural and man-made disasters, such as storms, fires, earthquakes, public health crises, geopolitical disputes, military actions, and terrorist acts, which could adversely affect Nationwide’s ability to administer the contract. Nationwide has adopted business continuity policies and procedures that may be implemented in the event of a natural or man-made disaster, but such business continuity plans may not operate as intended or fully mitigate the operational risks associated with such disasters. Nationwide outsources certain critical business functions to third parties and, in the event of a natural or man-made disaster, relies upon the successful implementation and execution of the business continuity planning of such entities. While Nationwide closely monitors the business continuity activities of these third parties, successful implementation and execution of their business continuity strategies are largely beyond Nationwide’s control. If one or more of the third parties to whom Nationwide outsources such critical business functions experience operational failures, Nationwide’s ability to administer the contract could be impaired.